UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Victory Pioneer Bond Fund

Class A

Ticker: PIOBX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Pioneer Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$81	0.79%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class A shares at NAV returned 4.17%, outperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Bond Fund Class A @ NAV - $12,526	Victory Pioneer Bond Fund Class A @ MOP - $12,250	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656
6/16	$10,000	$9,780	$10,000
6/17	$10,248	$10,022	$9,969
6/18	$10,264	$10,037	$9,929
6/19	$10,975	$10,733	$10,710
6/20	$11,524	$11,270	$11,646
6/21	$12,244	$11,974	$11,607
6/22	$10,939	$10,698	$10,413
6/23	$10,753	$10,516	$10,315
6/24	$11,162	$10,916	$10,587
6/25	$12,011	$11,746	$11,230
6/26	$12,526	$12,250	$11,656

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	4.17%	0.46%	2.28%
Class A @ MOP	1.99%	0.01%	2.05%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIOBX — AR (6/26)

Victory Pioneer Bond Fund

Class C

Ticker: PCYBX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Pioneer Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$146	1.43%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class C shares at NAV returned 3.63%, underperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Bond Fund Class C @ NAV - $11,856	Victory Pioneer Bond Fund Class C @ CDSC - $11,856	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656
6/16	$10,000	$10,000	$10,000
6/17	$10,162	$10,162	$9,969
6/18	$10,110	$10,110	$9,929
6/19	$10,739	$10,739	$10,710
6/20	$11,195	$11,195	$11,646
6/21	$11,825	$11,825	$11,607
6/22	$10,493	$10,493	$10,413
6/23	$10,244	$10,244	$10,315
6/24	$10,564	$10,564	$10,587
6/25	$11,368	$11,368	$11,230
6/26	$11,856	$11,856	$11,656

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	3.63%	-0.20%	1.72%
Class C @ CDSC	2.75%	-0.20%	1.72%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCYBX — AR (6/26)

Victory Pioneer Bond Fund

Class R

Ticker: PBFRX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Pioneer Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$111	1.09%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class R shares returned 3.99%, outperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Bond Fund Class R - $12,194	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,656
6/16	$10,000	$10,000
6/17	$10,223	$9,969
6/18	$10,216	$9,929
6/19	$10,893	$10,710
6/20	$11,409	$11,646
6/21	$12,089	$11,607
6/22	$10,774	$10,413
6/23	$10,553	$10,315
6/24	$10,921	$10,587
6/25	$11,726	$11,230
6/26	$12,194	$11,656

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R	3.99%	0.17%	2.00%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PBFRX — AR (6/26)

Victory Pioneer Bond Fund

Class R6

Ticker: PBFKX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Pioneer Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$36	0.35%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class R6 shares returned 4.75%, outperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Bond Fund Class R6 - $13,087	Bloomberg U.S. Aggregate Bond Index - $11,656
6/16	$10,000	$10,000
6/17	$10,287	$9,969
6/18	$10,344	$9,929
6/19	$11,108	$10,710
6/20	$11,722	$11,646
6/21	$12,502	$11,607
6/22	$11,235	$10,413
6/23	$11,084	$10,315
6/24	$11,559	$10,587
6/25	$12,479	$11,230
6/26	$13,087	$11,656

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	4.75%	0.92%	2.73%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PBFKX — AR (6/26)

Victory Pioneer Bond Fund

Class Y

Ticker: PICYX

Annual Shareholder Report — June 30, 2026

The annual shareholder report contains important information about Victory Pioneer Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$47	0.46%

What affected the Fund’s performance during the last year?

For the fiscal year ended June 30, 2026, the Fund’s Class Y shares returned 4.63%, outperforming the Bloomberg U.S. Aggregate Bond Total Return Index, (the “Index”) return of 3.79% for the same period.

Top contributors to performance:

  The Fund’s overweight allocations to the financial sector, non-agency mortgage-backed securities and asset backed securities benefited relative performance, as did security selection within the financial and industrial sectors.

  The Fund’s exposure to insurance-linked securities and lower-rated industrial bonds, neither of which are represented in the Index, also contributed positively.

Top detractors from performance:

  The Fund’s average duration of 6.15 years, which was longer than the Index duration of 5.93 years, detracted from the Fund’s relative performance as interest rates rose during the latter part of the period.

  Yield curve positioning was also a detractor to relative performance.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Bond Fund Class Y - $1,294,507	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,165,553
6/16	$1,000,000	$1,000,000
6/17	$1,027,611	$996,854
6/18	$1,032,872	$992,893
6/19	$1,107,151	$1,071,027
6/20	$1,167,217	$1,164,631
6/21	$1,243,890	$1,160,749
6/22	$1,116,514	$1,041,283
6/23	$1,099,682	$1,031,519
6/24	$1,145,552	$1,058,658
6/25	$1,237,219	$1,122,982
6/26	$1,294,507	$1,165,553

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	4.63%	0.80%	2.61%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$5,285,701
Number of Holdings	1,911
Investment Advisory Fees	$14,657
Portfolio Turnover	37%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.1%
U.S. Government Agency Mortgages	26.7%
Yankee Dollars	14.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	8.6%
Collateralized Mortgage Obligations	7.1%
Insurance-Linked Securities	3.3%
OtherFootnote Reference**	1.7%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective November 1, 2025,  the principal investment strategy was changed. The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.

For more complete information, you may review the Fund's prospectus, issued November 1, 2025.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PICYX — AR (6/26)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Mr. Fred J. Ricciardi  is  an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $71,132 and $77,620 for the fiscal years ended June 30, 2026 and 2025, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025, respectively.

(c)  Tax Fees.  Fees for tax services, which consisted of foreign tax compliance and tax consulting services, were $17,690 and $22,680 for the fiscal years ended June 30, 2026 and 2025, respectively.

(d)  All Other Fees.  Fees for other services totaled $0 and $0 for the fiscal years ended June 30, 2026 and 2025, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  100% of services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended June 30, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $56,783 and $22,680 for the years ended June 30, 2026 and 2025, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2026
Annual: Full Financials
Victory Pioneer Bond Fund

TABLE OF CONTENTS
Victory
Portfolios
IV

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
27
Statement of Operations
28
Statements of Changes in Net Assets
29
Financial Highlights
31
Notes to Financial Statements (Form N-CSR Item 7) 36
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 48
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
49

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios IV
Victory Pioneer Bond Fund

See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (8.6%)
ABS Auto (4.2%):
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A, Class D, 6.32%, 5/17/32, Callable 12/15/27 @ 100(a) .............. $ 1,232 $ 1,245
Series 2024-A, Class E, 7.92%, 5/17/32, Callable 12/15/27 @ 100(a) .............. 427 435
Series 2024-B, Class E, 6.68%, 9/15/32, Callable 6/15/28 @ 100(a) ............... 1,768 1,779
American Credit Acceptance Receivables Trust .................................
Series 2023-4, Class E, 9.79%, 8/12/31, Callable 8/12/27 @ 100(a) ............... 9,190 9,576
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 2/12/28 @ 100(a) ............... 2,330 2,360
Series 2025-2, Class D, 5.50%, 8/12/31, Callable 7/12/28 @ 100(a) ............... 6,720 6,783
Series 2025-4, Class D, 5.25%, 9/12/31, Callable 5/12/28 @ 100(a) ............... 3,100 3,093
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2024-1A, Class B, 5.85%, 6/20/30, Callable 6/20/29 @ 100(a) .............. 2,660 2,709
Series 2024-1A, Class C, 6.48%, 6/20/30, Callable 6/20/29 @ 100(a) .............. 1,000 1,026
Drive Auto Receivables Trust ..............................................
Series 2024-2, Class D, 4.94%, 5/17/32, Callable 7/15/28 @ 100 ................. 8,720 8,751
Series 2025-1, Class D, 5.41%, 9/15/32, Callable 2/15/29 @ 100 ................. 15,770 15,827
Exeter Automobile Receivables Trust .........................................
Series 2023-5A, Class D, 7.13%, 2/15/30, Callable 12/15/28 @ 100 ............... 11,290 11,570
Series 2024-3A, Class D, 5.98%, 9/16/30, Callable 3/15/29 @ 100 ................ 7,480 7,611
Series 2024-4A, Class D, 5.81%, 12/16/30, Callable 5/15/29 @ 100 ............... 25,070 25,379
Series 2024-5A, Class D, 5.06%, 2/18/31, Callable 3/15/29 @ 100 ................ 6,500 6,514
Series 2025-3A, Class D, 5.57%, 10/15/31, Callable 9/15/29 @ 100 ............... 15,080 15,179
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-4A, Class D, 7.18%, 8/15/29, Callable 12/15/28 @ 100(a) ............. 4,662 4,766
Series 2024-2A, Class D, 6.19%, 2/15/30, Callable 2/15/29 @ 100(a) .............. 5,210 5,296
Series 2024-3A, Class D, 5.53%, 2/18/31, Callable 5/15/29 @ 100(a) .............. 16,850 16,956
Series 2025-2A, Class D, 5.59%, 1/15/31, Callable 8/15/29 @ 100(a) .............. 2,730 2,750
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31, Callable
6/15/29 @ 100(a) ................................................... 2,068 2,064
Hertz Vehicle Financing III LLC ............................................
Series 2024-1A, Class C, 6.70%, 1/25/29, Callable 1/25/28 @ 100(a) .............. 3,150 3,188
Series 2024-2A, Class C, 6.70%, 1/27/31, Callable 1/25/30 @ 100(a) .............. 4,585 4,636
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 6.76%
(SOFR30A+315bps), 5/20/32, Callable 11/20/27 @ 100(a)(b) ................... 591 596
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 7,560 7,618
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 5,270 5,315
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 3/20/29 @ 100(a) .............. 4,490 4,484
Prestige Auto Receivables Trust ............................................
Series 2024-2A, Class D, 5.15%, 7/15/30, Callable 11/15/28 @ 100(a) ............. 4,850 4,811
Series 2025-1A, Class D, 6.02%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 4,400 4,374
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.76%, 6/15/32, Callable
9/15/28 @ 100(a) ................................................... 1,919 1,950
Santander Drive Auto Receivables Trust .......................................
Series 2024-2, Class D, 6.28%, 8/15/31, Callable 5/15/28 @ 100 ................. 5,080 5,188
Series 2024-4, Class D, 5.32%, 12/15/31, Callable 6/15/28 @ 100 ................ 12,410 12,453
Tricolor Auto Securitization Trust ...........................................
Series 2024-2A, Class C, 6.93%, 4/17/28(a)(c) .............................. 3,330 1,948
Series 2024-3A, Class C, 5.73%, 12/15/28, Callable 10/15/27 @ 100(a)(c) .......... 1,870 561
Veros Auto Receivables Trust, Series 2026-1, Class A, 4.53%, 8/15/28(a) ............... 1,920 1,919
VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30, Callable 12/15/28 @
100(a) ........................................................... 2,670 2,848
Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30, Callable
2/15/28 @ 100(a) ................................................... 8,730 8,843
222,401
ABS Card (0.3%):
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32,
Callable 9/15/27 @ 100(a) ............................................ 1,890 1,899
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 8,010 8,026

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-B, Class B, 6.32%, 1/15/30(a) ................................. $ 5,200 $ 5,214
15,139
ABS Home (0.5%):
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(d) .......................................... 5,016 5,026
RCKT Mortgage Trust, Series 2026-CES6, Class A1A, 5.32%, 6/25/56, Callable 6/25/30 @
100(a)(d) ......................................................... 6,250 6,248
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.31%, 3/25/54,
Callable 7/25/30 @ 100(a)(d) .......................................... 4,998 5,039
Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.13%, 2/25/64, Callable 2/25/27
@ 100(a)(d) ....................................................... 4,999 5,009
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(d) ....................................................... 5,150 5,180
26,502
ABS Other (3.6%):
321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 3.97% (TSFR1M+34bps),
11/15/40, Callable 7/15/26 @ 100(a)(b) ................................... 77 76
321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46, Callable
10/15/26 @ 100(a) .................................................. 500 504
Accelerated Assets LLC ..................................................
Series 2021-1H, Class C, 2.35%, 10/20/40, Callable 4/15/28 @ 100(a) ............. 672 625
Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 10/25/29 @ 100(a) ........... 3,965 3,950
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 3,500 3,553
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, 1/21/31,
Callable 2/20/28 @ 100(a) ............................................ 1,110 1,121
Aqua Finance Trust .....................................................
Series 2019-A, Class C, 4.01%, 7/16/40, Callable 7/15/26 @ 100(a) ............... 1,862 1,816
Series 2020-AA, Class C, 3.97%, 7/17/46, Callable 7/17/26 @ 100(a) ............. 1,250 1,200
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 5,758 5,460
Cascade MH Asset Trust ..................................................
Series 2019-MH1, Class A, 4.00%, 11/25/44, Callable 7/25/26 @ 100(a)(d) ......... 3,753 3,601
Series 2021-MH1, Class M1, 2.99%, 2/25/46, Callable 7/25/36 @ 100(a) ........... 3,773 3,019
Series 2021-MH1, Class M2, 3.69%, 2/25/46, Callable 7/25/36 @ 100(a) ........... 1,906 1,544
Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 4.41% (TSFR1M+76bps),
9/25/42, Callable 7/25/26 @ 100(a)(b) .................................... 50 50
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31, Callable
4/20/29 @ 100(a) ................................................... 3,811 3,843
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 2,630 2,606
Dell Equipment Finance Trust ..............................................
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @ 100(a) .............. 2,100 2,115
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 5/22/27 @ 100(a) ............... 2,125 2,131
FIGRE Trust ..........................................................
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 4/25/27 @ 100(a)(d) ........... 8,736 8,810
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 8/25/29 @ 100(a)(d) .......... 15,966 16,060
Series 2025-HE1, Class A, 5.83%, 1/25/55, Callable 2/25/28 @ 100(a)(d) ........... 8,691 8,761
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 10/25/27 @ 100(a)(d) .......... 3,024 3,043
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 2/25/28 @ 100(a)(d) ........... 14,242 14,160
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 6/25/27 @ 100(a)(d) .......... 3,729 3,697
Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41, Callable 4/15/28 @
100(a) ........................................................... 969 924
Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33, Callable
10/20/28 @ 100(a) .................................................. 1,640 1,650
GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable
3/25/28 @ 100(a)(d) ................................................. 6,269 6,286
Home Partners of America Trust ............................................
Series 2019-1, Class D, 3.41%, 9/17/39, Callable 7/17/26 @ 100(a)(e) ............. 2,858 2,789
Series 2019-2, Class E, 3.32%, 10/19/39, Callable 7/17/26 @ 100(a)(e) ............ 4,218 4,099
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) 2,800 2,824
J.G. Wentworth XLI LLC .................................................
Series 2010-3A, Class A, 3.82%, 12/15/48, Callable 7/15/26 @ 100(a) ............. 27 27

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2018-1A, Class A, 3.74%, 10/17/72, Callable 8/15/41 @ 100(a) ............. $ 2,540 $ 2,266
Series 2019-1A, Class A, 3.82%, 8/17/71, Callable 3/15/42 @ 100(a) .............. 3,863 3,437
Libra Solutions LLC .....................................................
Series 2024-1A, Class A, 5.88%, 9/30/38(a) ................................ 6,470 6,400
Series 2025-1A, Class A, 6.36%, 8/15/39(a) ................................ 930 918
Series 2025-1A, Class B, 8.06%, 8/15/39(a) ................................ 2,820 2,780
Mosaic Solar Loan Trust ..................................................
Series 2019-2A, Class A, 2.88%, 9/20/40, Callable 2/20/31 @ 100(a) .............. 1,186 1,045
Series 2020-1A, Class A, 2.10%, 4/20/46(a) ................................ 465 408
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37, Callable 8/20/26 @ 100(a) ........ 115 115
Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62, Callable 8/20/31 @
100(a) ........................................................... 5,095 4,585
NMEF Funding LLC ....................................................
Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 2,690 2,703
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 7,760 7,882
Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @
100(a) ........................................................... 1,083 1,085
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33, Callable 3/15/30 @ 100(a) .... 2,907 2,905
ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME+7bps),
4/25/48, Callable 11/25/27 @ 100(a)(b) ................................... 3,611 3,648
Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33, Callable
12/15/26 @ 100(a) .................................................. 4,640 4,646
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(d) ......... 3,000 2,861
Saluda Grade Alternative Mortgage Trust ......................................
Series 2021-FIG2, Class A2, 3.50%, 10/25/51(a)(d) .......................... 6,822 6,464
Series 2022-SEQ2, Class A3, 4.50%, 2/25/52, Callable 7/25/26 @ 100(a)(d) ......... 4,125 4,017
SCF Equipment Leasing LLC ..............................................
Series 2024-1A, Class D, 6.58%, 6/21/33, Callable 11/20/29 @ 100(a) ............. 2,760 2,821
Series 2025-2A, Class D, 5.33%, 6/20/36, Callable 3/20/28 @ 100(a) .............. 3,810 3,723
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
7/25/26 @ 100(a) ................................................... 1,759 1,654
Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39(a)(e) ........ 5,650 5,419
Upstart Securitization Trust ................................................
Series 2026-3, Class B, 5.35%, 7/20/36(a) ................................. 4,770 4,769
Series 2026-3, Class C, 5.92%, 7/20/36(a) ................................. 3,070 3,070
189,965
Agency ABS Other (0.0%):(f)
U.S. Small Business Administration ..........................................
Series 2008-20D, Class 1, 5.37%, 4/1/28 .................................. 20 20
Series 2008-20H, Class 1, 6.02%, 8/1/28 .................................. 19 19
Series 2008-20J, Class 1, 5.63%, 10/1/28 .................................. 13 14
Series 2008-20L, Class 1, 6.22%, 12/1/28 ................................. 13 13
Series 2009-20A, Class 1, 5.72%, 1/1/29 .................................. 8 8
Series 2009-20I, Class 1, 4.20%, 9/1/29 ................................... 18 18
92
Total Asset-Backed Securities (Cost $458,737)
a
a
a
454,099
Collateralized Loan Obligations (1.3%)
Cash Flow CLO (1.3%):
ACREC LLC ..........................................................
Series 2026-FL5, Class A, 4.95% (TSFR1M+135bps), 7/18/43, Callable 6/18/28 @
100(a)(b)(e) ....................................................... 3,430 3,435
Series 2026-FL5, Class B, 5.35% (TSFR1M+175bps), 7/18/43, Callable 6/18/28 @
100(a)(b)(e) ....................................................... 1,400 1,401
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class A, 5.57% (TSFR1M+193bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 1,770 1,775
Series 2025-BTR1, Class AS, 6.28% (TSFR1M+264bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 4,450 4,474
Series 2025-BTR1, Class B, 6.83% (TSFR1M+319bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 2,670 2,687

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-BTR1, Class C, 7.33% (TSFR1M+369bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... $ 1,480 $ 1,489
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class C, 5.89%
(SOFR30A+230bps), 1/15/37, Callable 7/15/26 @ 100(a)(b) .................... 7,740 7,740
AREIT Ltd., Series 2022-CRE6, Class D, 6.46% (SOFR30A+285bps), 1/20/37, Callable
2/17/27 @ 100(a)(b) ................................................. 4,360 4,363
Dwight Issuer LLC ......................................................
Series 2025-FL1, Class A, 5.30% (TSFR1M+166bps), 6/18/42, Callable 7/19/27 @
100(a)(b) ......................................................... 12,150 12,188
Series 2026-FL2, Class A, 5.00% (TSFR1M+140bps), 1/18/44, Callable 12/18/28 @
100(a)(b)(e) ....................................................... 4,480 4,484
First Eagle BSL CLO Ltd., Series 2019-1A, Class C, 8.29% (TSFR3M+461bps), 1/20/33,
Callable 7/20/26 @ 100(a)(b) .......................................... 1,575 1,574
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.02% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(b)(e) ........................................ 8,840 8,854
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class D, 7.58% (TSFR3M+391bps), 1/25/32,
Callable 7/25/26 @ 100(a)(b) .......................................... 2,750 2,710
STWD Ltd., Series 2022-FL3, Class B, 5.54% (SOFR30A+195bps), 11/15/38, Callable 7/15/26
@ 100(a)(b) ....................................................... 10,345 10,343
67,517
Total Collateralized Loan Obligations (Cost $67,369)
a
a
a
67,517
Collateralized Mortgage Obligations (7.1%)
Agency CMO Floating (0.0%):(f)
La Hipotecaria El Salvadorian Mortgage Trust, Series 2014-1A, Class A1, 3.51% (PNMR-
224bps), 11/24/42, Callable 1/15/29 @ 100(a)(b) ............................ 1,213 1,176
Agency CMO IO (0.4%):
Federal Home Loan Mortgage Corporation, Series 5003, Class KI, 2.50%, 8/25/50(e) ...... 1,422 184
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.84% (SOFR30A+644bps), 8/15/42(b)(e) ................ 3,405 464
Series 4601, Class NI, 3.50%, 9/15/45(e) .................................. 2,258 266
Series 4999, Class QI, 4.00%, 5/25/50(e) .................................. 2,048 424
Series 5067, Class GI, 4.00%, 12/25/50(e) ................................. 2,075 427
Federal National Mortgage Association REMICs ................................
Series 2019-59, Class AI, 4.00%, 10/25/39(e) ............................... 1,160 166
Series 2020-83, Class EI, 4.00%, 11/25/50(e) ............................... 1,655 340
Series 2021-78, Class CI, 4.50%, 11/25/51(e) ............................... 2,291 512
Government National Mortgage Association ....................................
Series 2019-159, Class CI, 3.50%, 12/20/49(e) .............................. 10,116 1,606
Series 2020-34, Class IO, 5.00%, 12/20/39(e) ............................... 11,352 2,046
Series 2020-9, Class SA, 1/20/50(e)(g) .................................... 8,517 87
Series 2021-136, Class YI, 3.00%, 8/20/51(e) ............................... 7,882 925
Series 2021-140, Class IO, 2.50%, 8/20/51(e) ............................... 9,030 870
Series 2021-146, Class QI, 3.00%, 8/20/51(e) ............................... 2,620 416
Series 2021-182, Class TI, 3.50%, 10/20/51(e) .............................. 1,203 221
Series 2021-213, Class CI, 2.50%, 7/20/50(e) ............................... 1,875 238
Series 2021-213, Class EI, 2.50%, 1/20/49(e) ............................... 1,632 154
Series 2021-213, Class NI, 3.00%, 12/20/51(e) .............................. 2,396 287
Series 2021-42, Class KI, 2.50%, 3/20/51(e) ................................ 1,762 225
Series 2021-96, Class BI, 3.50%, 6/20/51(e) ................................ 3,127 531
Series 2023-168, Class ID, 2.50%, 3/20/51(e) ............................... 5,833 648
Series 2023-70, Class IO, 4.00%, 6/20/50(e) ................................ 7,805 1,555
Series 2024-206, Class IO, 2.50%, 10/20/51(e) .............................. 9,306 912
Series 2024-24, Class AI, 2.50%, 8/20/51(e) ................................ 7,759 743
Series 2025-120, Class IC, 4.50%, 1/20/50(e) ............................... 7,692 1,679
Series 2025-173, Class AI, 2.50%, 10/20/51(e) .............................. 30,046 3,032
18,958
Agency CMO Other (0.0%):(f)
Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.41%,
7/25/43, Callable 7/25/26 @ 100(d) ...................................... 90 91
Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27 .... 65 65

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.36%, 1/15/46,
Callable 4/15/31 @ 100(a) ............................................ $ 827 $ 767
923
Agency Commercial MBS (0.0%):(f)
Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58,
Callable 7/16/43 @ 100(d)(e) .......................................... 13,803 458
Commercial MBS (3.1%):
BAY Trust, Series 2026-MDWS, Class A, 5.24% (TSFR1M+164bps), 6/15/41(a)(b)(e) ..... 10,510 10,471
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37(a)(e)(g)(h) ......... 1,430 —( i )
Benchmark Mortgage Trust ................................................
Series 2018-B8, Class A4, 3.96%, 1/15/52, Callable 12/15/28 @ 100 .............. 7,340 7,255
Series 2020-IG3, Class B, 3.35%, 9/15/48, Callable 4/15/30 @ 100(a)(d) ........... 2,615 1,884
Series 2022-B34, Class AM, 3.95%, 4/15/55, Callable 4/15/32 @ 100(d) ........... 3,030 2,670
BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 5.09% (TSFR1M+146bps),
8/15/38(a)(b)(e) .................................................... 1,172 1,087
BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.84%, 3/9/44(a)(d)(e) ...... 7,615 7,040
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(e) ...... 17,400 16,434
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.96%, 6/10/51, Callable
6/10/28 @ 100 ..................................................... 4,778 4,719
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.47% (TSFR1M+184bps), 6/15/41(a)
(b)(e) ........................................................... 11,065 11,061
Federal Home Loan Mortgage Corporation .....................................
Series 2018-KSW4, Class B, 6.16% (SOFR30A+256bps), 10/25/28(a)(b) ........... 3,245 3,184
Series 2019-K88, Class C, 4.53%, 2/25/52, Callable 4/25/29 @ 100(a)(d) ........... 4,590 4,447
Series 2021-KG05, Class C, 1/25/31(a)(g) ................................. 9,000 6,069
FREMF Mortgage Trust ..................................................
Series 2017-KW03, Class B, 4.22%, 7/25/27(a)(d) ........................... 2,500 2,470
Series 2018-KSW4, Class C, 8.71% (SOFR30A+511bps), 10/25/28(a)(b) ........... 1,745 1,641
Series 2019-KF66, Class B, 6.11% (SOFR30A+251bps), 7/25/29(a)(b) ............ 3,365 3,194
Series 2019-KJ24, Class B, 7.60%, 10/25/27(a)(d) ........................... 1,100 1,063
Series 2021-KG05, Class X2A, 0.10%, 1/25/31, Callable 10/25/30 @ 100(a)(e) ...... 110,146 379
Series 2021-KG05, Class X2B, 0.10%, 1/25/31, Callable 10/25/30 @ 100(a)(e) ...... 9,000 31
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.17% (TSFR1M+154bps),
5/15/37(a)(b)(e) .................................................... 7,025 7,029
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.77%, 5/10/39(a)(d)(e) ...... 2,915 2,931
ILPT Trust, Series 2019-SURF, Class A, 4.15%, 2/11/41(a)(e) ....................... 8,216 8,018
JP Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2018-WPT, Class AFX, 4.25%, 7/5/33(a)(e) ........................... 6,150 5,796
Series 2024-OMNI, Class C, 5.99%, 10/5/39(a)(d)(e) ......................... 5,244 5,230
JPMDB Commercial Mortgage Securities Trust .................................
Series 2018-C8, Class A4, 4.21%, 6/15/51, Callable 6/15/28 @ 100 ............... 7,010 6,922
Series 2018-C8, Class XB, 0.20%, 6/15/51, Callable 3/15/28 @ 100(d)(e) .......... 45,714 124
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 5,589 5,346
KSL Commercial Mortgage Trust ...........................................
Series 2026-HT3, Class A, 5.10% (TSFR1M+150bps), 6/15/43(a)(b)(e) ............ 3,670 3,675
Series 2026-HT3, Class B, 5.40% (TSFR1M+180bps), 6/15/43(a)(b)(e) ............ 430 431
Series 2026-HT3, Class C, 5.65% (TSFR1M+205bps), 6/15/43(a)(b)(e) ............ 170 170
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, 7/11/40(a)(d)(e) ........ 6,330 5,958
ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.83%, 10/25/52, Callable
2/25/34 @ 100(a) ................................................... 19 19
Soho Trust, Series 2021-SOHO, Class A, 2.79%, 8/10/38(a)(d)(e) .................... 2,375 2,017
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 3/25/32 @ 100(a)(d) ............ 4,264 4,266
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 1/25/45 @ 100(a)(d) ............. 3,829 3,851
VRTX Trust ...........................................................
Series 2025-HQ, Class C, 6.12%, 8/5/42(a)(d)(e) ............................ 5,160 5,074
Series 2025-HQ, Class D, 6.82%, 8/5/42(a)(d)(e) ............................ 4,950 4,886
Wells Fargo Commercial Mortgage Trust ......................................
Series 2016-LC24, Class XA, 1.60%, 10/15/49, Callable 9/15/26 @ 100(d)(e) ....... 5,281 —( i )
Series 2019-C51, Class A4, 3.31%, 6/15/52, Callable 6/15/29 @ 100 .............. 2,795 2,660
Series 2026-1250B, Class B, 5.14%, 3/10/41(a)(d)(e) ......................... 1,890 1,864

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(d)(e) ......................... $ 1,640 $ 1,614
162,980
Private CMO Floating (0.8%):
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2M2, 6.63% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 1,862 1,881
Series 2024-R03, Class 2M2, 5.58% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 3,230 3,254
Series 2024-R05, Class 2M2, 5.33% (SOFR30A+170bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 1,767 1,770
Eagle RE Ltd., Series 2023-1, Class M1B, 7.58% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(b) ................................................. 6,678 6,813
Federal Home Loan Mortgage Corporation MSCR Trust ...........................
Series 2021-MN1, Class M1, 5.63% (SOFR30A+200bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... 113 113
Series 2021-MN3, Class M2, 7.63% (SOFR30A+400bps), 11/25/51, Callable 7/25/36 @
100(a)(b) ......................................................... 6,790 6,957
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2024-DNA3, Class A1, 4.68% (SOFR30A+105bps), 10/25/44, Callable 10/25/29
@ 100(a)(b) ....................................................... 3,664 3,670
Series 2026-HQA1, Class A1, 4.63% (SOFR30A+100bps), 5/25/46, Callable 5/25/31 @
100(a)(b) ......................................................... 3,465 3,471
Series 2026-HQA1, Class M1, 4.88% (SOFR30A+125bps), 5/25/46, Callable 5/25/31 @
100(a)(b) ......................................................... 4,903 4,909
Home Re Ltd. .........................................................
Series 2023-1, Class M1B, 8.23% (SOFR30A+460bps), 10/25/33, Callable 10/25/28 @
100(a)(b) ......................................................... 854 871
Series 2026-1, Class M1A, 4.83% (SOFR30A+120bps), 1/25/36, Callable 10/25/28 @
100(a)(b) ......................................................... 2,053 2,053
Radnor Re Ltd., Series 2023-1, Class M1A, 6.33% (SOFR30A+270bps), 7/25/33, Callable
7/25/28 @ 100(a)(b) ................................................. 1 1
Towd Point Mortgage Trust ................................................
Series 2019-HY1, Class B2, 5.91% (TSFR1M+226bps), 10/25/48, Callable 1/25/29 @
100(a)(b) ......................................................... 4,610 4,762
Series 2019-HY2, Class B1, 6.01% (TSFR1M+236bps), 5/25/58, Callable 8/25/27 @
100(a)(b) ......................................................... 2,000 2,016
Triangle Re Ltd., Series 2023-1, Class M1A, 7.03% (SOFR30A+340bps), 11/25/33, Callable
8/25/28 @ 100(a)(b) ................................................. 1,215 1,220
43,761
Private CMO IO (0.1%):
Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.20%, 6/1/51, Callable 2/25/47 @ 100(a)
(d)(e) ........................................................... 143,017 1,754
Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.24%, 7/25/51, Callable 8/25/41 @
100(a)(d)(e) ....................................................... 46,480 617
JP Morgan Mortgage Trust ................................................
Series 2021-10, Class AX1, 0.11%, 12/25/51, Callable 10/25/46 @ 100(a)(d)(e) ...... 92,631 563
Series 2021-8, Class AX1, 0.11%, 12/25/51, Callable 1/25/44 @ 100(a)(d)(e) ........ 79,361 478
3,412
Private CMO Other (2.7%):
BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61, Callable 7/25/26
@ 100(a)(d) ....................................................... 12,559 9,719
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63, Callable
9/25/27 @ 100(a)(d) ................................................. 2,761 2,647
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.25%, 2/25/55, Callable 7/25/26
@ 100(a)(d) ....................................................... 2,985 2,924
CFMT LLC ...........................................................
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 5,200 5,076
Series 2024-HB14, Class M2, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 1,840 1,793
Series 2024-HB15, Class M2, 4.00%, 8/25/34(a)(d) .......................... 2,130 2,087
CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59, Callable 3/25/46 @ 100(a)(d) ..... 5,170 4,054
CSMC Trust ..........................................................
Series 2021-RPL2, Class M1, 2.75%, 1/25/60, Callable 10/25/37 @ 100(a)(d) ....... 2,490 1,859

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-RPL2, Class M2, 3.25%, 1/25/60, Callable 10/25/37 @ 100(a)(d) ....... $ 2,350 $ 1,710
Federal Home Loan Mortgage Corporation .....................................
Series 2018-4, Class M, 4.75%, 3/25/58, Callable 5/25/50 @ 100(a) ............... 12,101 11,874
Series 2019-4, Class M, 4.50%, 2/25/59, Callable 9/25/47 @ 100(a)(d) ............. 3,580 3,465
Series 2020-1, Class M, 4.25%, 8/25/59, Callable 3/25/44 @ 100(a)(d) ............. 2,157 2,100
Series 2020-2, Class M, 4.25%, 11/25/59, Callable 6/25/40 @ 100(a)(d) ............ 3,001 2,911
Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51, Callable 5/25/44 @
100(a)(d) ......................................................... 9,647 7,974
Imperial Fund Mortgage Trust ..............................................
Series 2021-NQM2, Class B1, 3.30%, 9/25/56, Callable 7/25/26 @ 100(a)(d) ........ 1,800 1,358
Series 2021-NQM2, Class M1, 2.49%, 9/25/56, Callable 7/25/26 @ 100(a)(d) ....... 2,065 1,521
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 5,952 5,736
JP Morgan Mortgage Trust ................................................
Series 2021-10, Class B1, 2.80%, 12/25/51, Callable 10/25/46 @ 100(a)(d) ......... 5,248 4,354
Series 2021-INV1, Class B1, 2.97%, 10/25/51, Callable 9/25/47 @ 100(a)(d) ........ 2,441 2,057
Series 2022-LTV1, Class M1, 3.51%, 7/25/52, Callable 1/25/43 @ 100(a)(d) ........ 7,114 4,989
La Hipotecaria El Salvadorian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52(a) . 6,104 5,457
Mello Mortgage Capital Acceptance .........................................
Series 2021-INV2, Class A15, 2.50%, 8/25/51, Callable 2/25/47 @ 100(a)(d) ........ 8,429 6,894
Series 2021-MTG2, Class B1, 2.66%, 6/25/51, Callable 8/25/43 @ 100(a)(d) ........ 4,220 3,508
MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49, Callable 7/25/26 @ 100(a)(d) ... 40 39
New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59, Callable
7/25/43 @ 100(a)(d) ................................................. 10,950 9,732
Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(d) ......................................................... 4,740 4,676
PRMI Securitization Trust .................................................
Series 2021-1, Class B1, 2.47%, 4/25/51, Callable 10/25/47 @ 100(a)(d) ........... 5,987 4,899
Series 2021-1, Class B2, 2.47%, 4/25/51, Callable 10/25/47 @ 100(a)(d) ........... 2,454 1,990
Provident Funding Mortgage Trust ..........................................
Series 2021-1, Class B1, 2.38%, 4/25/51, Callable 4/25/46 @ 100(a)(d) ............ 3,057 2,555
Series 2021-2, Class B1, 2.35%, 4/25/51, Callable 7/25/45 @ 100(a)(d) ............ 3,081 2,520
Series 2021-J1, Class B1, 2.63%, 10/25/51, Callable 7/25/45 @ 100(a)(d) .......... 2,550 2,208
RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51, Callable 7/25/42 @ 100(a)
(d) ............................................................. 2,786 2,282
Sequoia Mortgage Trust ..................................................
Series 2012-6, Class B3, 3.67%, 12/25/42, Callable 7/25/26 @ 100(d) ............. 91 89
Series 2018-CH3, Class A1, 4.50%, 8/25/48, Callable 7/25/26 @ 100(a)(d) .......... 8 8
Towd Point Mortgage Trust ................................................
Series 2019-3, Class M2D, 3.25%, 2/25/59, Callable 5/25/31 @ 100(a)(d) .......... 10,000 7,992
Series 2021-R1, Class A1, 2.92%, 11/30/60(a)(d) ............................ 10,283 9,176
144,233
Total Collateralized Mortgage Obligations (Cost $410,701)
a
a
a
375,901
Shares
Preferred Stocks (0.4%)
Financials (0.4%):
Bank of America Corp., Series LL, 5.00%(j) .................................... 206,990 4,156
Capital One Financial Corp., Series L, 4.38%(j) ................................. 46,992 748
JPMorgan Chase & Co., Series MM, 4.20%(j) .................................. 311,422 5,347
KeyCorp, Series G, 5.63%(j) ............................................... 83,674 1,721
Morgan Stanley, Series O, 4.25%(j) .......................................... 345,807 5,868
State Street Corp., Series G, 5.35%(j) ........................................ 53,348 1,147
U.S. Bancorp, Series L, 3.75%(j) ............................................ 50,785 741
Wells Fargo & Co., Series DD, 4.25%(j) ...................................... 210,563 3,529
23,257
Total Preferred Stocks (Cost $24,343)
a
a
a
23,257
Principal Amount
(000)
Senior Secured Loans (0.0%)(f)
Consumer Discretionary (0.0%):(f)
Fitness International LLC, Term B Loan, First Lien, 8.14% (SOFR01M+450bps), 2/12/29(b) . $ 56 56

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (0.0%):(f)
Eastern Power LLC, Term Loan, 8.39% (SOFR01M+475bps), 4/3/28(b) ................ $ 281 $ 283
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.14%
(SOFR01M+250bps), 4/14/31(b) ........................................ 1,081 1,081
1,364
Materials (0.0%):(f)
Schweitzer-Mauduit International, Inc., New Term Loan B, 8.14% (SOFR01M+450bps),
3/30/33(b) ........................................................ 1,367 1,370
Total Senior Secured Loans (Cost $2,775)
a
a
a
2,790
Corporate Bonds (25.1%)
Communication Services (0.7%):
Alphabet, Inc., 5.30%, 5/15/65, Callable 11/15/64 @ 100 .......................... 4,430 4,063
Meta Platforms, Inc.
6.20%, 5/15/46, Callable 11/15/45 @ 100 .................................. 11,650 11,658
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 4,170 3,779
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 6,960 6,252
Omnicom Group, Inc., 5.00%, 6/2/33, Callable 4/2/33 @ 100 ....................... 7,169 7,042
Space Exploration Technologies Corp., 5.65%, 7/15/33, Callable 5/15/33 @ 100(a) ........ 5,430 5,398
38,192
Consumer Discretionary (1.5%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(a) ......................................................... 1,215 1,223
Daimler Truck Finance North America LLC
4.15%, 1/12/29, Callable 12/12/28 @ 100(a) ............................... 4,765 4,705
4.65%, 10/12/30, Callable 9/12/30 @ 100(a) ............................... 5,835 5,784
Darden Restaurants, Inc., 6.30%, 10/10/33, Callable 7/10/33 @ 100 ................... 8,225 8,765
Expedia Group, Inc., 5.50%, 4/15/36, Callable 1/15/36 @ 100 ....................... 10,960 10,851
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100 .......................... 3,640 3,706
General Motors Financial Co., Inc.
5.75%, 2/8/31, Callable 12/8/30 @ 100 ................................... 2,770 2,856
3.10%, 1/12/32, Callable 10/12/31 @ 100 ................................. 1,605 1,453
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(a) .......................................... 4,480 4,547
HOA RoyaltyCo LLC, 4.72%, 11/22/55, Callable 8/1/26 @ 100(a)(c)(h) ................ 5,813 1,223
Lennar Corp., 5.20%, 7/30/30, Callable 6/30/30 @ 100 ............................ 7,900 7,987
Mobility Global, Inc., 5.45%, 6/15/31, Callable 5/15/31 @ 100(a) .................... 1,980 2,001
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29, Callable 1/16/29 @ 100(a) ................................ 8,400 7,590
4.63%, 4/6/31, Callable 1/6/31 @ 100(a) .................................. 2,700 2,257
Volkswagen Group of America Finance LLC
4.85%, 9/11/30, Callable 8/11/30 @ 100(a) ................................ 4,430 4,395
5.80%, 3/27/35, Callable 12/27/34 @ 100(a) ............................... 4,699 4,749
ZF North America Capital, Inc., 6.88%, 4/14/28, Callable 3/14/28 @ 100(a) ............. 2,640 2,700
76,792
Consumer Staples (0.7%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 2,735 2,672
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 7,395 7,043
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 11,070 9,878
Smithfield Foods, Inc.
5.20%, 4/1/29, Callable 1/1/29 @ 100(a) .................................. 668 671
3.00%, 10/15/30, Callable 7/15/30 @ 100(a) ............................... 5,935 5,446
2.63%, 9/13/31, Callable 6/13/31 @ 100(a) ................................ 6,070 5,357
Sysco Corp., 4.40%, 7/25/31, Callable 6/25/31 @ 100 ............................. 5,620 5,482
36,549
Energy (2.2%):
Archrock Services LP/ Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 1,500 1,491
Boardwalk Pipelines LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100 ...................... 13,515 12,494

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. $ 4,065 $ 4,069
5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ................................ 6,260 6,191
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36, Callable 2/15/36 @ 100(a) ....... 1,260 1,265
ConocoPhillips Co., 5.65%, 1/15/65, Callable 6/15/64 @ 100 ....................... 6,570 6,326
Energy Transfer LP, 5.35%, 1/15/36, Callable 10/15/35 @ 100 ....................... 3,835 3,819
Halliburton Co., 7.60%, 8/15/96(a) .......................................... 2,065 2,323
Harvest Midstream I LP, 6.75%, 5/15/34, Callable 5/15/29 @ 103.38(a) ................ 1,290 1,308
Hess Midstream Operations LP, 5.88%, 3/1/28, Callable 7/12/26 @ 102.94(a) ............ 1,595 1,606
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 6,830 6,646
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 3,420 3,367
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(a) ................ 1,320 1,323
MPLX LP
5.50%, 6/1/34, Callable 3/1/34 @ 100 .................................... 7,820 7,906
5.30%, 4/1/36, Callable 1/1/36 @ 100 .................................... 5,315 5,239
NGPL PipeCo LLC
3.25%, 7/15/31, Callable 4/15/31 @ 100(a) ................................ 6,295 5,791
5.60%, 8/15/36, Callable 2/15/36 @ 100(a) ................................ 1,985 1,974
Phillips 66 Co., 5.25%, 6/15/31, Callable 4/15/31 @ 100 ........................... 10,960 11,152
Shell Finance US, Inc., 4.75%, 1/6/36, Callable 10/6/35 @ 100 ...................... 12,160 11,898
The Williams Cos., Inc.
7.50%, 1/15/31 .................................................... 7,360 8,186
7.75%, 6/15/31 .................................................... 2,270 2,552
Valero Energy Corp., 6.63%, 6/15/37 ......................................... 7,773 8,542
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ....... 3,355 3,496
118,964
Financials (10.3%):
AEGON Funding Co. LLC, 5.63%, 5/7/36, Callable 2/7/36 @ 100 .................... 8,950 8,905
Affiliated Managers Group, Inc., 5.50%, 2/15/36, Callable 11/15/35 @ 100 .............. 18,045 17,850
Ally Financial, Inc.
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 4,095 4,162
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100(b) ................. 4,440 4,392
American Honda Finance Corp.
5.05%, 7/10/31, MTN ................................................ 11,020 11,059
4.85%, 10/23/31, MTN ............................................... 9,495 9,435
5.10%, 1/8/36 ..................................................... 13,325 13,092
Ameriprise Financial, Inc., 4.80%, 6/15/31, Callable 5/15/31 @ 100 ................... 1,125 1,125
Bank of America Corp.
2.88% (TSFR3M+145bps), 10/22/30, Callable 10/22/29 @ 100(b) ................ 18,900 17,828
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(b) .................. 11,055 9,840
BMW US Capital LLC, 5.40%, 3/21/35, Callable 12/21/34 @ 100(a) .................. 14,200 14,230
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 12,416 11,804
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) .................... 9,455 8,208
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(b) .................... 3,455 3,534
Chpe LLC, 4.88%, 6/30/31, Callable 5/30/31 @ 100(a) ............................ 3,320 3,314
Citadel Securities Global Holdings LLC
5.50%, 6/18/30, Callable 5/18/30 @ 100(a) ................................ 13,690 13,865
6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ................................ 3,254 3,325
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(b) ............. 7,440 6,594
Citizens Financial Group, Inc., 5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(b) 685 678
CNO Financial Group, Inc.
5.25%, 5/30/29, Callable 2/28/29 @ 100 .................................. 1,680 1,690
6.45%, 6/15/34, Callable 3/15/34 @ 100 .................................. 2,125 2,214
CNO Global Funding
4.88%, 12/10/27(a) .................................................. 1,600 1,601
2.65%, 1/6/29(a) ................................................... 12,306 11,657
Equitable America Global Funding, 5.13%, 6/15/31(a) ............................ 13,430 13,477
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(b) ......................................................... 10,400 9,644

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Farmers Insurance Exchange
4.75% (SOFR03M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)(b) ............... $ 8,910 $ 7,574
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(b) .............. 6,000 6,029
Fifth Third Bank NA, 5.33% (SOFR+261bps), 8/25/33, Callable 8/25/32 @ 100(b) ........ 10,660 10,656
First-Citizens Bank & Trust Co., 5.10% (SOFR+115bps), 7/13/29, Callable 7/13/28 @ 100(b) 2,400 2,403
Ford Motor Credit Co. LLC
5.88%, 11/7/29, Callable 10/7/29 @ 100 .................................. 8,160 8,258
7.35%, 3/6/30, Callable 1/6/30 @ 100 .................................... 3,140 3,320
3.63%, 6/17/31, Callable 3/17/31 @ 100 .................................. 6,150 5,608
6.05%, 11/5/31, Callable 9/5/31 @ 100 ................................... 15,030 15,215
6.53%, 3/19/32, Callable 1/19/32 @ 100 .................................. 5,430 5,612
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 1,269 1,277
6.50%, 2/7/35, Callable 11/7/34 @ 100 ................................... 10,795 11,055
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 5,845 6,043
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 930 946
FS KKR Capital Corp., 7.50%, 8/1/31, Callable 5/1/31 @ 100 ....................... 3,750 3,735
Goldman Sachs Bank USA, 4.66% (SOFR+72bps), 6/3/29, Callable 6/3/28 @ 100(b) ...... 7,910 7,915
HUT 8 DC LLC, 6.19%, 11/15/42, Callable 5/15/42 @ 100(a) ....................... 3,495 3,540
Hyundai Capital America, Inc.
5.30%, 1/8/30, Callable 12/8/29 @ 100(a) ................................. 8,410 8,518
5.80%, 4/1/30, Callable 2/1/30 @ 100(a) .................................. 8,805 9,074
6.20%, 9/21/30, Callable 7/21/30 @ 100(a) ................................ 4,380 4,571
JPMorgan Chase & Co.
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100(b) .................... 9,060 8,057
5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(b) ...................... 6,485 6,378
Keybank National Association, 4.90%, 8/8/32 ................................... 4,961 4,861
KeyCorp, 5.12% (SOFRINDX+123bps), 4/4/31, Callable 4/4/30 @ 100(b) .............. 4,780 4,817
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a) ............................... 16,962 19,040
Lincoln Financial Global Funding
4.20%, 1/12/29(a) .................................................. 2,200 2,169
4.95%, 5/21/31(a) .................................................. 3,310 3,296
Lincoln National Corp.
5.35%, 11/15/35, Callable 8/15/35 @ 100 .................................. 2,165 2,116
6.80% (H15T5Y+240bps), 7/15/56, Callable 4/15/36 @ 100(b) .................. 1,850 1,848
Loews Corp., 4.94%, 4/1/36, Callable 1/1/36 @ 100 .............................. 10,505 10,280
LSEG US Fin Corp., 5.25%, 3/23/36, Callable 12/23/35 @ 100(a) .................... 2,255 2,245
Massachusetts Mutual Life Insurance Co., 5.95%, 6/1/56, Callable 12/1/55 @ 100(a) ...... 8,840 8,757
Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29(a) ..................... 9,820 9,849
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(b) ............ 4,330 4,272
Morgan Stanley
5.65% (SOFR+101bps), 4/13/28, Callable 4/13/27 @ 100(b) .................... 2,265 2,284
5.17% (SOFR+145bps), 1/16/30, Callable 1/16/29 @ 100(b) .................... 5,285 5,333
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(b) .................. 1,830 1,883
5.94% (H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(b) .................... 5,590 5,765
Morgan Stanley Bank NA, 4.79% (SOFRINDX+97bps), 5/10/30, Callable 5/10/29 @ 100(b) . 6,392 6,398
MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ............................... 2,760 2,702
Mutual of Omaha Cos. Global Funding
5.00%, 4/1/30(a) ................................................... 5,670 5,711
4.55%, 1/13/31(a) .................................................. 12,615 12,448
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(b) .... 3,330 3,256
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(b) ..... 1,030 1,030
OneMain Finance Corp., 6.13%, 5/15/30, Callable 11/15/29 @ 100 ................... 3,140 3,140
Pinnacle Financial Partners, Inc., 5.60% (SOFR+170bps), 5/19/32, Callable 5/19/31 @ 100(b) 2,640 2,648
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 2,590 2,331
Prudential Financial, Inc., 6.25% (H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(b) ... 3,120 3,127
Regions Bank, 4.75% (SOFR+81bps), 7/27/29, Callable 7/27/28 @ 100(b) .............. 6,700 6,702
Rocket Cos., Inc.
6.50%, 8/1/29, Callable 8/1/26 @ 103.25(a) ................................ 4,560 4,654
6.13%, 8/1/31, Callable 8/1/28 @ 103.06(a) ................................ 1,115 1,139
6.50%, 6/15/34, Callable 6/15/29 @ 103.25(a) .............................. 845 867
Santander Holdings USA, Inc., 5.04% (SOFR+110bps), 6/5/30, Callable 6/5/29 @ 100(b) ... 5,975 5,974

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Starwood Property Trust, Inc.
5.88%, 8/15/29, Callable 5/15/29 @ 100(a) ................................ $ 925 $ 928
5.75%, 1/15/31, Callable 7/15/30 @ 100(a) ................................ 2,145 2,132
6.13%, 6/1/31, Callable 12/1/30 @ 100(a) ................................. 2,105 2,116
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a) ............. 635 702
The Goldman Sachs Group, Inc.
4.97% (SOFR+103bps), 6/3/32, Callable 6/3/31 @ 100(b) ...................... 5,255 5,252
2.65% (SOFR+126bps), 10/21/32, Callable 10/21/31 @ 100(b) .................. 7,000 6,230
The PNC Financial Services Group, Inc., 5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36
@ 100(b) ......................................................... 2,690 2,643
Toyota Motor Credit Corp., 4.60%, 3/11/33 .................................... 7,030 6,894
Truist Financial Corp.
5.43% (SOFR+162bps), 1/24/30, Callable 1/24/29 @ 100(b) .................... 1,920 1,952
4.60% (SOFR+97bps), 1/27/32, Callable 1/27/31 @ 100(b) ..................... 4,430 4,369
U.S. Bancorp
5.38% (SOFR+156bps), 1/23/30, Callable 1/23/29 @ 100(b) .................... 2,500 2,542
2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(b) ................... 17,775 15,474
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 8/1/26 @ 104(a) ................. 995 983
Wells Fargo & Co., 5.24% (SOFR+111bps), 1/24/31, Callable 1/24/30 @ 100(b) .......... 3,660 3,710
546,176
Health Care (1.1%):
Baxter International, Inc., 4.90%, 12/15/30, Callable 11/15/30 @ 100 .................. 1,450 1,439
CVS Health Corp.
5.25%, 1/30/31, Callable 11/30/30 @ 100 .................................. 1,180 1,200
5.25%, 2/21/33, Callable 11/21/32 @ 100 .................................. 7,765 7,894
DENTSPLY SIRONA, Inc., 8.37% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(b) . 7,999 8,005
Elevance Health, Inc.
5.15%, 6/15/29, Callable 5/15/29 @ 100 .................................. 3,240 3,286
5.38%, 6/15/34, Callable 3/15/34 @ 100 .................................. 2,220 2,254
Eli Lilly & Co., 5.55%, 10/15/55, Callable 4/15/55 @ 100 .......................... 2,905 2,904
GE Healthcare Technologies, Inc., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ............. 4,080 4,147
HCA, Inc., 5.50%, 3/1/32, Callable 1/1/32 @ 100 ................................ 6,265 6,401
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 2,570 2,592
Highmark, Inc., 5.75%, 5/15/36, Callable 2/15/36 @ 100(a) ......................... 2,800 2,822
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 2,500 2,534
Merck & Co., Inc., 5.20%, 5/22/36, Callable 2/22/36 @ 100 ........................ 6,250 6,328
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100 ............................. 6,705 6,622
58,428
Industrials (2.1%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(a) ............................... 8,230 8,242
Alaska Airlines, Inc., 6.50%, 6/1/31, Callable 12/1/30 @ 100(a) ...................... 5,100 5,127
American Airlines Pass Through Trust, 3.95%, 7/11/30 ............................ 904 865
Core & Main LP, 6.00%, 7/1/34, Callable 7/1/29 @ 103(a) ......................... 1,355 1,361
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 9,792 9,783
GE Vernova , Inc., 4.88%, 2/4/36, Callable 11/4/35 @ 100 .......................... 4,330 4,262
Herc Holdings, Inc., 7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) ................... 2,595 2,705
Honeywell Aerospace, Inc.
4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................................ 2,570 2,523
4.95%, 3/16/36, Callable 12/16/35 @ 100(a) ............................... 5,065 4,988
Hubbell, Inc., 5.15%, 6/15/36, Callable 3/15/36 @ 100 ............................ 5,610 5,585
JetBlue Pass Through Trust
2.75%, 5/15/32 .................................................... 3,311 2,931
4.00%, 11/15/32 .................................................... 1,144 1,084
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/1/54 ........ 6,128 5,775
Kennametal, Inc.
2.80%, 3/1/31, Callable 12/1/30 @ 100 ................................... 4,125 3,742
5.80%, 5/28/36, Callable 2/28/36 @ 100 .................................. 1,280 1,293
Komatsu Finance America, Inc., 4.20%, 9/18/30, Callable 8/18/30 @ 100(a) ............. 7,240 7,091

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.40%, 7/1/27, Callable 6/1/27 @ 100(a) .................................. $ 2,897 $ 2,892
5.55%, 5/1/28, Callable 4/1/28 @ 100(a) .................................. 8,305 8,417
6.05%, 8/1/28, Callable 7/1/28 @ 100(a) .................................. 1,345 1,377
Qxo Building Products, Inc.
6.50%, 7/15/31, Callable 7/15/28 @ 103.25(a) .............................. 745 759
6.88%, 7/15/34, Callable 7/15/29 @ 103.44(a) .............................. 755 775
Regal Rexnord Corp., 6.30%, 2/15/30, Callable 12/15/29 @ 100 ..................... 3,755 3,919
Textron, Inc., 5.50%, 5/15/35, Callable 2/15/35 @ 100 ............................ 7,770 7,906
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31, Callable 12/15/30 @ 100(a) ......... 1,450 1,462
United Airlines Holdings, Inc.
4.88%, 3/1/29, Callable 12/1/28 @ 100 ................................... 7,145 7,061
5.38%, 3/1/31, Callable 9/1/30 @ 100 .................................... 1,730 1,718
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 3,294 3,349
Verisk Analytics, Inc.
4.45%, 3/15/31, Callable 2/15/31 @ 100 .................................. 1,023 1,002
5.25%, 3/15/35, Callable 12/15/34 @ 100 ................................. 3,390 3,370
111,364
Information Technology (1.9%):
Broadcom, Inc.
4.60%, 7/15/30, Callable 6/15/30 @ 100 .................................. 5,520 5,501
3.14%, 11/15/35, Callable 8/15/35 @ 100(a) ................................ 978 831
3.19%, 11/15/36, Callable 8/15/36 @ 100(a) ................................ 14,123 11,833
Core Scientific Finance I LLC, 7.75%, 5/15/31, Callable 5/15/28 @ 103.88(a) ........... 3,000 3,042
CoreWeave , Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ........................ 8,530 8,429
Dell International LLC/EMC Corp., 4.75%, 7/15/31, Callable 6/15/31 @ 100 ............ 1,990 1,978
ERP Operating LP, 4.95%, 6/15/32, Callable 4/15/32 @ 100 ........................ 2,900 2,916
ESC Gab, 8/20/51(g)(h) .................................................. 5,965 —
Foundry JV Holdco LLC
5.90%, 1/25/30, Callable 12/25/29 @ 100(a) ............................... 7,021 7,244
6.15%, 1/25/32, Callable 11/25/31 @ 100(a) ................................ 1,875 1,967
Intel Corp., 5.30%, 5/15/36, Callable 2/15/36 @ 100 .............................. 3,270 3,254
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 9,752 8,287
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 25,070 23,596
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 6,450 6,004
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. 2,720 2,734
6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 2,760 2,808
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 8,577 7,695
98,119
Materials (0.6%):
Celanese US Holdings LLC, 7.70%, 11/15/33, Callable 8/15/33 @ 100 ................. 1,983 2,119
Cleveland Cliffs, Inc.
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... 3,235 3,209
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 5,795 5,787
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 2,905 2,898
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 3,106 3,128
Southern Copper Corp., 5.35%, 6/24/36, Callable 3/24/36 @ 100 ..................... 14,135 14,057
31,198
Real Estate (1.0%):
Americold Realty Operating Partnership LP, 5.60%, 5/15/32, Callable 3/15/32 @ 100 ...... 2,140 2,148
Beacon Point DC LLC, 6.13%, 11/30/42, Callable 5/30/42 @ 100(a) .................. 6,410 6,465
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 1,660 1,636
COPT Defense Properties LP, 4.50%, 10/15/30, Callable 9/15/30 @ 100 ................ 1,970 1,941
Cousins Properties LP, 4.88%, 3/1/33, Callable 1/1/33 @ 100 ....................... 4,035 3,928
Healthcare Realty Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100 .............. 8,169 7,688
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 2,539 2,501
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. 406 378
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 1,876 1,674
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 1,130 1,124

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Invitation Homes Operating Partnership LP, 4.95%, 1/15/33, Callable 11/15/32 @ 100 ..... $ 4,200 $ 4,141
LXP Industrial Trust
2.70%, 9/15/30, Callable 6/15/30 @ 100 .................................. 4,880 4,443
2.38%, 10/1/31, Callable 7/1/31 @ 100 ................................... 7,870 6,885
UDR, Inc., 4.40%, 1/26/29, Callable 10/26/28 @ 100 ............................. 4,865 4,837
Ventas Realty LP, 5.10%, 7/15/32, Callable 5/15/32 @ 100 ......................... 4,600 4,629
54,418
Utilities (3.0%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 243 236
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(b) ................. 7,770 7,727
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(b) ................. 3,435 3,416
Basin Electric Power Cooperative, 5.85%, 10/15/55, Callable 4/15/55 @ 100 ............ 2,234 2,186
Boston Gas Co., 3.15%, 8/1/27, Callable 5/1/27 @ 100(a) .......................... 2,810 2,769
Consolidated Edison Co. of New York, Inc., 5.88%, 6/15/56, Callable 12/15/55 @ 100 ..... 6,100 6,132
Cumberland Combined Cycle Generation LLC, 5.82%, 5/15/56 ...................... 2,860 2,924
Dominion Energy, Inc.
5.35%, 6/15/36, Callable 3/15/36 @ 100 .................................. 2,785 2,788
6.25% (H15T5Y+170bps), 12/15/56, Callable 9/16/36 @ 100(b) ................. 2,215 2,224
Duke Energy Carolinas LLC, 5.15%, 6/15/36, Callable 3/15/36 @ 100 ................. 3,975 3,979
Entergy Louisiana LLC, 5.35%, 3/15/34, Callable 12/15/33 @ 100 .................... 6,662 6,827
Entergy Texas, Inc., 5.25%, 4/15/35, Callable 1/15/35 @ 100 ........................ 2,870 2,882
Essential Utilities, Inc., 5.13%, 3/15/36, Callable 12/15/35 @ 100 .................... 2,790 2,750
Eversource Energy
6.10% (H15T5Y+252bps), 8/15/56, Callable 5/15/31 @ 100(b) .................. 2,220 2,216
6.35% (H15T5Y+233bps), 8/15/56, Callable 5/15/36 @ 100(b) .................. 1,180 1,181
ITC Holdings Corp., 5.65%, 5/9/34, Callable 2/9/34 @ 100(a) ....................... 5,420 5,555
Kentucky Utilities Co., 5.85%, 8/15/55, Callable 2/15/55 @ 100 ..................... 2,805 2,816
Liberty Utilities Co., 5.65%, 5/15/36, Callable 2/15/36 @ 100(a) ..................... 6,560 6,534
Monongahela Power Co., 5.85%, 2/15/34, Callable 11/15/33 @ 100(a) ................. 4,250 4,437
NextEra Energy Capital Holdings, Inc.
6.20% (H15T5Y+177bps), 10/1/56, Callable 7/4/36 @ 100(b) ................... 2,545 2,543
6.63% (H15T5Y+169bps), 10/1/66, Callable 7/4/46 @ 100(b) ................... 2,540 2,579
NRG Energy, Inc., 6.13%, 5/15/36, Callable 5/15/31 @ 103.06(a) .................... 5,778 5,781
Public Service Co. of Colorado, 5.15%, 9/15/35, Callable 3/15/35 @ 100 ............... 11,895 11,821
Public Service Enterprise Group, Inc.
4.80%, 6/15/31, Callable 5/15/31 @ 100 .................................. 2,495 2,488
5.40%, 3/15/35, Callable 12/15/34 @ 100 ................................. 2,800 2,833
Puget Energy, Inc.
2.38%, 6/15/28, Callable 4/15/28 @ 100 .................................. 6,870 6,563
4.10%, 6/15/30, Callable 3/15/30 @ 100 .................................. 6,583 6,371
4.22%, 3/15/32, Callable 12/15/31 @ 100 ................................. 2,120 2,035
San Diego Gas & Electric Co., 5.20%, 3/15/36, Callable 12/15/35 @ 100 ............... 2,080 2,070
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(b) .................... 10,820 10,908
6.37% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(b) .................... 2,645 2,672
Southern California Edison Co.
5.45%, 6/1/31, Callable 4/1/31 @ 100 .................................... 2,810 2,863
4.95%, 9/15/31, Callable 8/15/31 @ 100 .................................. 3,370 3,363
Southern Power Co., 4.80%, 6/15/31, Callable 4/15/31 @ 100 ....................... 3,780 3,769
Spire, Inc., 6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(b) ............... 2,070 2,084
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 4,670 4,642
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 4,670 4,708
Vistra Operations Co. LLC
4.60%, 10/15/30, Callable 9/15/30 @ 100(a) ............................... 3,660 3,601
4.70%, 1/31/31, Callable 12/31/30 @ 100(a) ............................... 1,185 1,161
5.35%, 1/31/36, Callable 10/31/35 @ 100(a) ............................... 1,690 1,656
WEC Energy Group, Inc., 5.63% (H15T5Y+191bps), 5/15/56, Callable 2/15/31 @ 100(b) ... 1,460 1,451
157,541
Total Corporate Bonds (Cost $1,350,558)
a
a
a
1,327,741

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Insurance-Linked Securities (3.3%)
Collateralized Reinsurance (0.5%):
Multiperil - Massachusetts - (0.0%):(f)
Portsalon Re, 5/31/28(h)(k)(l)(m) ........................................... $ 500 $ 357
Multiperil - U.S. - (0.3%):
Pi0047 Re, 6/30/31(k)(l)(m)(n) ............................................. 11,350 12,625
Multiperil - U.S. & Canada - (0.0%):(f)
Macclesfield Re, 6/17/27(h)(k)(l)(m) ......................................... 1,250 1,254
Multiperil - Worldwide - (0.1%):
Cheltenham Re 2026, 5/31/30(l)(m) .......................................... 1,250 1,029
Gamboge Re, 3/31/30(h)(k)(l)(m) ........................................... 6,000 964
Merion Re
12/31/30(h)(k)(l)(m) ................................................. 750 12
12/31/31(k)(l)(m)(n) ................................................. 750 712
Old Head Re, 12/31/31(k)(l)(m)(n) .......................................... 500 449
Phoenix 3 RE Pte Ltd., 1/4/39, Callable 8/1/26 @ 100(l)(m) ........................ 1,250 1,559
Pine Valley Re, 12/31/31(k)(l)(m)(n) ......................................... 1,000 939
Walton Heath Re, 12/15/27(h)(k)(l)(m) ....................................... 2,500 144
Windstorm - North Carolina - (0.0%):(f)
Mangrove Re 2026 A, 4/30/32(h)(l)(m) ....................................... 750 708
Mangrove Re 2026 B, 4/30/32(h)(l)(m) ....................................... 750 715
21,467
Event Linked Bonds (1.9%):
Earthquake - California - (0.0%):(f)
Torrey Pines Re, 6.81% (1 Month U.S. Treasury Bill+300bps), 6/7/29, Callable 6/1/27 @
102(a)(b)(m) ...................................................... 500 503
Ursa Re II, 8.52% (MSMMUSTF+500bps), 12/7/29, Callable 12/7/27 @ 102.75(a)(b)(m) ... 650 657
Earthquake - U.S. - (0.0%):(f)
Acorn Re, 6.63% (GSMMUSTF+310bps), 11/5/27, Callable 8/1/26 @ 102.5(a)(b)(m) ...... 500 506
Herbie Re, 7.77% (MSMMUSTF+425bps), 1/7/30, Callable 1/7/27 @ 103(a)(b)(m) ....... 500 500
Veraison Re
6.43%, (GSMMUSTI+290bps), 3/8/29, Callable 3/8/27 @ 102.25(a)(b)(m) ......... 500 505
7.68%, (GSMMUSTI+415bps), 3/8/29, Callable 3/8/27 @ 102.25(a)(b)(m) ......... 500 500
Flood - U.S. - (0.1%):
FloodSmart Re, 17.88% (FHMMUSTF+1436bps), 3/12/27(a)(b)(m) .................. 1,500 1,548
Health - U.S. - (0.2%):
Vitality Re XIV
7.02%, (FHMMUSTF+350bps), 1/5/27(a)(b)(m) ............................ 6,000 6,044
8.02%, (FHMMUSTF+450bps), 1/5/27(a)(b)(m) ............................ 750 758
Vitality Re XVII, 5.53% (GSMMUSTI+200bps), 1/8/30(a)(b)(m) .................... 3,500 3,495
Multiperil - Massachusetts - (0.0%):(f)
Mayflower Re, 7.02% (FHMMUSTF+350bps), 7/7/28, Callable 8/1/26 @ 102.75(a)(b)(m) .. 1,000 1,016
Multiperil - U.S. - (0.6%):
Aquila Re I
8.95%, (BRMMUSDF+539bps), 6/7/27, Callable 8/1/26 @ 103(a)(b)(m) .......... 1,250 1,268
7.31%, (3 Month U.S. Treasury Bill+350bps), 6/10/30, Callable 6/7/27 @ 104.5(a)(b)(m) 500 499
8.06%, (3 Month U.S. Treasury Bill+425bps), 6/10/30, Callable 6/7/27 @ 104.5(a)(b)(m) 500 499
Bonanza Re
7.27%, (MSMMUSTF+375bps), 12/19/27(a)(b)(m) .......................... 250 251
9.02%, (MSMMUSTF+550bps), 12/19/27(a)(b)(m) .......................... 1,250 1,246
Commonwealth Re, 7.30% (JMMMUSTF+375bps), 7/10/28, Callable 6/10/27 @ 101.5(a)(b)
(m) ............................................................. 1,000 1,013
Foundation Re IV, 7.05% (JMMMUSTF+350bps), 1/7/30, Callable 1/1/27 @ 102.5(a)(b)(m) . 1,000 999

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Four Lakes Re
9.08%, (BRMMUSDF+552bps), 1/7/27, Callable 8/1/26 @ 102.5(a)(b)(m) ......... $ 750 $ 752
9.06%, (BRMMUSDF+550bps), 1/7/28, Callable 12/31/26 @ 102(a)(b)(m) ......... 750 762
11.81%, (BRMMUSDF+825bps), 1/7/28, Callable 12/31/26 @ 102.75(a)(b)(m) ...... 250 250
6.81%, (BRMMUSDF+325bps), 1/8/29, Callable 12/31/27 @ 101.25(a)(b)(m) ...... 500 499
9.56%, (BRMMUSDF+600bps), 1/8/29, Callable 12/31/27 @ 101.5(a)(b)(m) ....... 1,000 992
Fuchsia London Bridge 2 PCC, 2024-1, 8.69% (FRMMUSTI+514bps), 4/6/28, Callable 8/1/26
@ 104(a)(b)(m) .................................................... 1,000 1,014
Herbie Re, 10.80% (JMMMUSTF+725bps), 1/8/29, Callable 12/31/27 @ 102(a)(b)(m) ..... 500 504
High Point Re, 9.20% (BRMMUSDF+564bps), 1/6/27, Callable 8/1/26 @ 102.25(a)(b)(m) .. 3,500 3,515
Long Point Re IV, 7.31% (1 Month U.S. Treasury Bill+350bps), 6/3/30, Callable 8/1/26 @
103.25(a)(b)(m) .................................................... 500 499
Matterhorn Re, 11.31% (BRMMUSDF+775bps), 2/16/29, Callable 2/10/27 @ 103.9(a)(b)(m) 350 346
Merna Re
10.06%, (3 Month U.S. Treasury Bill+625bps), 7/9/29(a)(b)(m) ................. 1,000 1,042
13.06%, (3 Month U.S. Treasury Bill+925bps), 7/9/29(a)(b)(m) ................. 250 259
Merna Re Companywide, 10.55% (JMMMUSTF+700bps), 7/7/28(a)(b)(m) ............. 1,000 1,028
Merna Re Enterprise, 11.30% (JMMMUSTF+775bps), 7/7/28(a)(b)(m) ................ 500 515
Merna Re II
11.00%, (GSMMUSTI+747bps), 7/7/27(a)(b)(m) ............................ 1,000 1,025
12.02%, (GSMMUSTI+849bps), 7/7/27(a)(b)(m) ........................... 2,000 2,040
Mystic Re IV, 15.53% (GSMMUSTI+1200bps), 1/8/27(a)(b)(m) ..................... 1,250 1,255
Residential Re
10.68%, (JMMMUSTF+713bps), 12/6/26(a)(b)(m) .......................... 1,750 1,740
9.55%, (JMMMUSTF+600bps), 12/6/27(a)(b)(m) ........................... 1,000 1,037
12.46%, (JMMMUSTF+891bps), 12/6/27(a)(b)(m) .......................... 2,500 2,568
8.84%, (JMMMUSTF+538bps), 12/6/28(a)(b)(m) ........................... 1,250 1,279
10.68%, (JMMMUSTF+694bps), 12/6/28(a)(b)(m) .......................... 1,250 1,270
Sanders Re II
7.53%, (GSMMUSTI+400bps), 4/7/28(a)(b)(m) ............................ 750 761
8.03%, (GSMMUSTI+450bps), 4/7/28(a)(b)(m) ............................ 750 764
7.55%, (BRMMUSDF+399bps), 4/7/29(a)(b)(m) ............................ 3,000 3,028
8.92%, (BRMMUSDF+536bps), 4/7/29(a)(b)(m) ............................ 3,000 3,047
7.78%, (GSMMUSTI+425bps), 4/8/30(a)(b)(m) ............................ 750 783
8.28%, (GSMMUSTI+475bps), 4/8/30(a)(b)(m) ............................ 750 789
Sanders Re III
9.55%, (BRMMUSDF+599bps), 4/7/27(a)(b)(m) ............................ 1,000 1,017
9.12%, (BRMMUSDF+556bps), 4/7/28(a)(b)(m) ............................ 1,000 1,039
8.81%, (3 Month U.S. Treasury Bill+500bps), 4/8/30(a)(b)(m) .................. 400 402
8.81%, (3 Month U.S. Treasury Bill+500bps), 4/7/31(a)(b)(m) .................. 600 605
Sanders Re IV
7.03%, (HSMMUSTF+350bps), 4/8/30(a)(b)(m) ............................ 400 401
7.03%, (HSMMUSTF+350bps), 4/7/31(a)(b)(m) ............................ 600 602
Skyline Re II, 2025-1, 7.31% (1 Month U.S. Treasury Bill+350bps), 1/7/30, Callable 1/7/27 @
103.25(a)(b)(m) .................................................... 500 503
Multiperil - U.S. & Canada - (0.1%):
Atlas Capital DAC, 2024, 15.85% (SOFR+1222bps), 6/8/27(a)(b)(m) ................. 750 797
Easton Re, 11.05% (BRMMUSDF+750bps), 1/8/27(a)(b)(m) ........................ 250 251
Galileo Re
10.53%, (GSMMUSTI+700bps), 1/7/28, Callable 8/1/26 @ 104.5(a)(b)(m) ......... 1,250 1,285
6.80%, (JMMMUSTF+325bps), 1/8/30, Callable 1/8/27 @ 103(a)(b)(m) ........... 500 500
Hypatia Re, 8.53% (BNMMDTSC+500bps), 5/14/29, Callable 5/14/27 @ 102.5(a)(b)(m) ... 500 498
Kilimanjaro II Re
7.52%, (GSMMUSTI+400bps), 7/9/29, Callable 7/8/27 @ 103(a)(b)(m) ........... 750 758
10.02%, (GSMMUSTI+650bps), 7/9/29, Callable 7/8/27 @ 103.5(a)(b)(m) ......... 500 509
7.52%, (GSMMUSTI+400bps), 7/8/30, Callable 7/8/27 @ 104.5(a)(b)(m) .......... 500 508
10.02%, (GSMMUSTI+650bps), 7/8/30, Callable 7/8/27 @ 105.25(a)(b)(m) ........ 750 759
Montoya Re, 8.80% (JMMMUSTF+525bps), 4/9/30, Callable 4/15/27 @ 104.5(a)(b)(m) .... 500 504
Multiperil - U.S. Northeast - (0.0%):(f)
Locke Tavern Re, 6.80% (JMMMUSTF+325bps), 4/9/29, Callable 4/9/27 @ 102(a)(b)(m) ... 500 497
Multiperil - Worldwide - (0.0%):(f)
Bridge Street Re, 11.30% (JMMMUSTF+775bps), 1/8/29, Callable 1/7/27 @ 104.5(a)(b)(m) . 1,000 1,000

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Cat Re, 2001, 15.79% (JMMMUSTF+1224bps), 1/8/27(a)(b)(m) ..................... $ 750 $ 755
Kendall Re, 9.77% (GSMMUSTI+625bps), 4/30/27(a)(b)(m) ....................... 1,000 1,019
Silk Road Re, 9.53% (BNMMDTSC+600bps), 1/10/28, Callable 8/1/26 @ 104.75(a)(b)(m) .. 250 252
Windstorm - Florida - (0.0%):(f)
Integrity Re, 4.02% (FHMMUSTF+50bps), 6/6/30(a)(b)(m) ........................ 415 234
Integrity Re III
11.52%, (FHMMUSTF+800bps), 6/6/28(a)(b)(m) ........................... 750 775
13.27%, (FHMMUSTF+975bps), 6/6/28(a)(b)(m) ........................... 750 770
Marlon, 10.86% (JMMMUSTF+731bps), 6/7/27(a)(b)(m) .......................... 250 258
Merna Re II, 12.28% (GSMMUSTI+875bps), 7/7/27(a)(b)(m) ....................... 1,000 1,030
Palm Re, 11.28% (BNMMDTSC+775bps), 6/7/28, Callable 8/1/26 @ 106.5(a)(b)(m) ...... 750 765
Windstorm - Massachusetts - (0.0%):(f)
Mayflower Re, 8.44% (FHMMUSTF+493bps), 7/8/27(a)(b)(m) ...................... 1,000 1,017
Windstorm - North Carolina - (0.2%):
Blue Ridge Re
8.77%, (FHMMUSTF+525bps), 1/8/27(a)(b)(m) ............................ 1,000 1,007
11.51%, (FHMMUSTF+799bps), 1/8/27(a)(b)(m) ........................... 1,750 1,761
7.02%, (FHMMUSTF+350bps), 1/8/29, Callable 1/8/27 @ 103(a)(b)(m) ........... 250 250
9.52%, (FHMMUSTF+600bps), 1/8/29, Callable 1/8/27 @ 104.5(a)(b)(m) ......... 250 250
Cape Lookout Re, 10.42% (FHMMUSTF+690bps), 3/13/28, Callable 3/14/27 @ 102.25(a)(b)
(m) ............................................................. 2,250 2,347
Windstorm - U.S. - (0.5%):
Alamo Re
11.06%, (1 Month U.S. Treasury Bill+725bps), 6/7/28(a)(b)(m) ................. 500 499
9.06%, (1 Month U.S. Treasury Bill+525bps), 6/7/29(a)(b)(m) .................. 500 499
Mayflower Re
8.57%, (FHMMUSTF+505bps), 7/8/26(a)(b)(m) ............................ 3,750 3,750
10.03%, (FHMMUSTF+651bps), 7/8/26(a)(b)(m) ........................... 3,543 3,545
Merna Re II, 13.99% (GSMMUSTI+1047bps), 7/7/26(a)(b)(m) ...................... 13,310 13,310
Windstorm - U.S. Gulf - (0.0%):(f)
Windrose Re, 11.81% (3 Month U.S. Treasury Bill+800bps), 2/13/29, Callable 2/15/27 @
104(a)(b)(m) ...................................................... 1,000 996
Windstorm - U.S. Multistate - (0.1%):
Chartwell Re
9.91%, (JMMMUSTF+636bps), 6/7/28, Callable 6/7/27 @ 102(a)(b)(m) ........... 750 772
11.16%, (JMMMUSTF+761bps), 6/7/28, Callable 8/1/26 @ 104.5(a)(b)(m) ......... 500 514
Commonwealth Re, 7.41% (JMMMUSTF+386bps), 7/8/26(a)(b)(m) .................. 2,500 2,500
Gateway Re, 9.46% (BRMMUSDF+590bps), 7/8/27(a)(b)(m) ....................... 250 252
Windstorm - U.S. Northeast - (0.1%):
Citrus Re, 9.06% (3 Month U.S. Treasury Bill+525bps), 6/7/29, Callable 6/1/27 @ 102.75(a)(b)
(m) ............................................................. 500 506
Windrose Re, 8.78% (HSMMUSTF+525bps), 2/13/29, Callable 2/15/27 @ 102.5(a)(b)(m) .. 2,500 2,496
Windstorm Mexico - (0.0%):(f)
International Bank for Reconstruction & Development
15.84%, (SOFR+1222bps), 4/24/28(a)(b)(m) ............................... 250 266
17.34%, (SOFR+1372bps), 4/24/28(a)(b)(m) ............................... 250 256
Winterstorm - U.S. - (0.0%):(f)
Matterhorn Re, 3.56%, 12/7/26(a)(m) ........................................ 500 468
Winterstorm - U.S. Northwest - (0.0%):(f)
Matterhorn Re, 9.06% (BRMMUSDF+550bps), 12/7/27, Callable 6/7/27 @ 101.65(a)(b)(m) . 1,250 1,246
111,970
Reinsurance Sidecars (0.9%):
Multiperil - U.S. - (0.1%):
Carnoustie Re, 12/31/31(h)(k)(l)(m) ......................................... 2,000 1,975
Multiperil - Worldwide - (0.8%):

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Alturas Re
2.80%, , 7/31/26(h)(k)(m)(o) ........................................... $ 214 $ 6
1.25%, , 12/31/27(h)(k)(m)(o) .......................................... 3,497 42
Bantry Re
6/30/31(h)(k)(l)(m) ................................................. 4,500 5,233
12/31/31(k)(l)(m)(n) ................................................. 5,552 6,101
Berwick Re, 12/31/31(k)(l)(m)(n) ........................................... 2,775 2,789
Eden Re II
3/19/27(a)(h)(l)(m) .................................................. 36 143
3/17/28(a)(h)(l)(m) .................................................. 35 128
3/19/30(a)(h)(l)(m) .................................................. 3,400 365
Gleneagles Re, 2022, 12/31/27(h)(k)(l)(m) ..................................... 1,250 —
Gullane Re, 12/31/31(k)(l)(m)(n) ............................................ 4,820 3,725
Pangaea Re, 12/31/31(k)(l)(m)(n) ........................................... 2,000 1,933
Sector Re V
12/1/29(a)(h)(l)(m) .................................................. 4 265
12/1/30(a)(l)(m)(n) .................................................. 6,000 6,739
Thopas Re
12/31/26(h)(k)(m)(o) ................................................ 7,000 108
12/31/26(h)(k)(m)(o) ................................................ 6,000 31
12/31/27(h)(k)(m)(o) ................................................ 4,000 25
12/31/28(h)(k)(m)(o) ................................................ 4,256 —
12/31/29(h)(k)(m)(o) ................................................ 4,256 24
12/31/30(h)(k)(m)(o) ................................................ 4,000 217
12/31/31(k)(m)(n)(o) ................................................ 4,650 4,992
Viribus Re
12/31/26(k)(m)(n)(o) ................................................ 3,650 —
12/31/28(h)(k)(m)(o) ................................................ 2,000 —
34,841
Total Insurance-Linked Securities (Cost $159,295)
a
a
a
168,278
Yankee Dollars (14.4%)
Communication Services (0.2%):
Orange SA
4.75%, 1/13/33, Callable 11/13/32 @ 100(a) ................................ 3,735 3,664
5.00%, 1/13/36, Callable 10/13/35 @ 100(a) ............................... 4,540 4,435
8,099
Consumer Staples (0.4%):
Imperial Brands Finance PLC, 5.50%, 2/1/30, Callable 1/1/30 @ 100(a) ................ 15,890 16,233
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... 3,430 3,291
3.00%, 5/15/32, Callable 2/15/32 @ 100 .................................. 1,654 1,470
20,994
Energy (0.8%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 8,160 7,973
Enbridge, Inc.
5.55%, 6/20/35, Callable 3/20/35 @ 100 .................................. 7,555 7,683
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(b) .................. 3,800 4,039
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(b) ................. 3,800 3,997
8.50% (H15T5Y+443bps), 1/15/84, Callable 10/15/33 @ 100(b) ................. 5,290 6,047
Eni SpA , 6.00%, 5/18/56, Callable 11/18/55 @ 100(a) ............................. 2,825 2,788
Nakilat , Inc., 6.27%, 12/31/33(a) ............................................ 1,246 1,271
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (H15T5Y+367bps), 3/1/55, Callable 12/1/34 @ 100(b) ................... 2,555 2,730
7.63% (H15T5Y+395bps), 3/1/55, Callable 12/1/29 @ 100(b) ................... 4,385 4,593
TransCanada PipeLines Ltd., 6.37% (H15T5Y+212bps), 10/17/56, Callable 7/17/36 @ 100(b) 1,425 1,442
42,563
Financials (10.1%):
ABN AMRO Bank NV, 3.32% (H15T5Y+190bps), 3/13/37, Callable 12/13/31 @ 100(a)(b) .. 18,000 16,194
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31
@ 100 ........................................................... 26,796 24,494

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(b)(j) ....... $ 7,115 $ 7,010
Allianz SE
6.50% (H15T5Y+223bps), Callable 10/30/34 @ 100(a)(b)(j) .................... 3,400 3,415
6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(b)(j) .................... 7,600 7,706
5.60% (H15T5Y+277bps), 9/3/54, Callable 3/3/34 @ 100(a)(b) .................. 4,000 4,010
Australia & New Zealand Banking Group Ltd., 5.73% (H15T5Y+162bps), 9/18/34, Callable
9/18/29 @ 100(a)(b) ................................................. 9,070 9,232
Avilease Capital Ltd., 5.50%, 6/30/31, Callable 5/30/31 @ 100(a) .................... 3,415 3,438
Avolon Holdings Funding Ltd.
6.38%, 5/4/28, Callable 4/4/28 @ 100(a) .................................. 11,740 12,042
5.75%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 2,141 2,184
5.38%, 5/30/30, Callable 4/30/30 @ 100(a) ................................ 2,060 2,080
4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............................... 1,665 1,635
Banco Bilbao Vizcaya Argentaria SA, 7.12% (H15T5Y+299bps), Callable 5/8/33 @ 100(b)(j) 7,600 7,697
Banco Santander SA
7.25% (H15T5Y+284bps), Callable 12/3/35 @ 100(b)(j) ....................... 4,000 4,066
2.75%, 12/3/30 .................................................... 2,800 2,539
3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(b) ................. 17,000 15,384
6.92%, 8/8/33 ..................................................... 3,200 3,474
5.44%, 4/15/36 .................................................... 4,200 4,202
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(a) ........................ 4,960 4,878
Banque Ouest Africaine de Developpement
5.00%, 7/27/27(a) .................................................. 2,030 2,022
4.70%, 10/22/31, Callable 7/22/31 @ 100(a) ............................... 6,560 6,046
BNP Paribas SA
6.87% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(b)(j) .................... 4,935 4,932
7.38% (H15T5Y+354bps), Callable 9/10/34 @ 100(a)(b)(j) ..................... 1,222 1,273
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(b)(j) ..................... 12,555 12,954
2.16% (SOFR+122bps), 9/15/29, Callable 9/15/28 @ 100(a)(b) .................. 7,275 6,877
5.50% (SOFR+159bps), 5/20/30, Callable 5/20/29 @ 100(a)(b) .................. 2,870 2,922
BPCE SA
3.12% (SOFR+173bps), 10/19/32, Callable 10/19/31 @ 100(a)(b) ................ 4,875 4,336
5.94% (SOFR+185bps), 5/30/35, Callable 5/30/34 @ 100(a)(b) .................. 3,220 3,302
5.77% (SOFR+163bps), 6/2/37, Callable 6/2/36 @ 100(a)(b) .................... 3,045 3,052
CaixaBank SA, 4.82% (SOFR+121bps), 4/22/32, Callable 4/22/31 @ 100(a)(b) .......... 2,460 2,440
Canadian Imperial Bank of Commerce, 4.63% (SOFR+134bps), 9/11/30, Callable 9/11/29 @
100(b) ........................................................... 8,420 8,384
Credit Agricole SA
5.22% (SOFR+146bps), 5/27/31, Callable 5/27/30 @ 100(a)(b) .................. 3,545 3,574
5.19% (SOFR+113bps), 8/1/32, Callable 8/1/31 @ 100(a)(b) .................... 10,762 10,813
5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(b) .................. 9,950 9,787
CRH SMW Finance DAC, 5.13%, 1/9/30, Callable 12/9/29 @ 100 .................... 6,270 6,352
Czechoslovak Group AS, 6.50%, 1/10/31, Callable 7/10/27 @ 103.25(a) ............... 11,399 11,566
Deutsche Bank AG
4.47% (SOFR+110bps), 12/10/31, Callable 12/10/30 @ 100(b) .................. 4,020 3,953
5.06% (SOFR+141bps), 4/14/32, Callable 4/14/31 @ 100(b) .................... 3,195 3,187
Federation DES Caisses Desjardins DU Quebec, 5.02%, 5/27/31(a) ................... 10,160 10,226
Hanwha Life Insurance Co. Ltd., 6.30% (H15T5Y+229bps), 6/24/55, Callable 6/24/30 @
100(a)(b) ......................................................... 3,299 3,398
HSBC Holdings PLC
7.00% (H15T5Y+280bps), Callable 9/24/35 @ 100(b)(j) ....................... 2,815 2,887
6.16% (SOFR+197bps), 3/9/29, Callable 3/9/28 @ 100(b) ...................... 5,835 5,973
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(b) .................... 10,240 9,710
4.71% (SOFR+94bps), 5/12/30, Callable 5/12/29 @ 100(b) ..................... 6,290 6,263
5.29% (SOFR+129bps), 11/19/30, Callable 11/19/29 @ 100(b) .................. 7,400 7,494
2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(b) .................. 11,015 9,889
5.74% (SOFR+196bps), 9/10/36, Callable 9/10/35 @ 100(b) .................... 5,910 5,953
5.28% (SOFR+155bps), 3/10/37, Callable 3/10/36 @ 100(b) .................... 6,200 6,128
ING Groep NV, 4.25% (H15T5Y+286bps), Callable 5/16/31 @ 100(b)(j) ............... 10,813 9,792
Lloyds Banking Group PLC, 4.43% (H15T1Y+82bps), 11/4/31, Callable 11/4/30 @ 100(b) .. 2,695 2,646
Macquarie Bank Ltd., 5.82% (H15T1Y+135bps), 6/10/37, Callable 6/10/36 @ 100(a)(b) .... 13,380 13,358
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. 4,750 4,676

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(b) ......................................................... $ 17,390 $ 17,560
Mitsubishi UFJ Financial Group, Inc.
2.49% (H15T1Y+97bps), 10/13/32, Callable 10/13/31 @ 100(b) ................. 3,490 3,091
5.33% (H15T1Y+102bps), 4/21/37, Callable 4/21/36 @ 100(b) .................. 2,270 2,264
Mizuho Financial Group, Inc., 4.97% (H15T1Y+83bps), 7/13/32, Callable 7/13/31 @ 100(b) . 13,705 13,661
Nationwide Building Society, 5.13%, 7/29/29(a) ................................. 11,395 11,523
NatWest Group PLC, 6.48% (H15T5Y+220bps), 6/1/34, Callable 3/1/29 @ 100(b) ........ 6,575 6,816
Nippon Life Insurance Co.
2.90% (H15T5Y+260bps), 9/16/51, Callable 9/16/31 @ 100(a)(b) ................ 9,700 8,564
6.50% (H15T5Y+319bps), 4/30/55, Callable 4/30/35 @ 100(a)(b) ................ 1,930 2,024
Nomura Holdings, Inc.
5.17%, 7/14/31 .................................................... 3,655 3,664
3.00%, 1/22/32 .................................................... 14,325 12,892
5.55%, 7/14/36 .................................................... 5,685 5,698
Nordea Bank Abp , 3.75% (H15T5Y+260bps), Callable 3/1/29 @ 100(a)(b)(j) ............ 8,023 7,535
Societe Generale SA, 6.10% (H15T1Y+160bps), 4/13/33, Callable 4/13/32 @ 100(a)(b) .... 12,465 12,952
Sumitomo Life Insurance Co., 5.87% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(b) ............................................................. 20,040 19,940
Sumitomo Mitsui Financial Group, Inc.
4.49% (SOFR+102bps), 1/15/32, Callable 1/15/31 @ 100(b) .................... 7,015 6,886
5.33% (H15T5Y+130bps), 3/3/41, Callable 3/3/36 @ 100(b) .................... 7,075 6,888
The Bank of Nova Scotia, 4.81% (SOFR+105bps), 2/2/34, Callable 2/2/33 @ 100(b) ....... 6,205 6,109
The Dai-ichi Life Insurance Co. Ltd., 6.20% (H15T5Y+252bps), Callable 1/16/35 @ 100(a)(b)
(j) .............................................................. 3,185 3,246
The Norinchukin Bank, 4.67%, 9/9/30(a) ...................................... 2,760 2,727
UBS Group AG
4.59% (SOFR+105bps), 8/10/32, Callable 8/10/31 @ 100(a)(b) .................. 9,940 9,753
2.75% (H15T1Y+110bps), 2/11/33, Callable 2/11/32 @ 100(a)(b) ................ 12,330 10,944
6.30% (H15T1Y+200bps), 9/22/34, Callable 9/22/33 @ 100(a)(b) ................ 3,635 3,862
UniCredit SpA
7.30% (USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(b) ................ 7,483 7,875
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(b) ................ 4,578 4,602
532,921
Health Care (0.0%):(f)
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29, Callable 2/9/29 @ 100 .... 2,720 2,719
Industrials (0.6%):
Air Canada Pass Through Trust, 3.30%, 1/15/30(a) ............................... 3,912 3,717
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 5,325 5,501
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 2,580 2,598
4.80%, 5/29/29, Callable 4/29/29 @ 100(a) ................................ 2,260 2,254
5.04%, 3/25/30, Callable 2/25/30 @ 100(a) ................................ 10,900 10,961
4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ............................... 3,320 3,279
Waste Connections, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ...................... 5,810 5,890
34,200
Information Technology (0.1%):
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 3,465 3,417
Materials (0.4%):
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/30, Callable 7/1/30 @ 100 .............. 2,915 2,758
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55, Callable 7/13/54 @ 100(a) ........... 5,810 6,255
First Quantum Minerals Ltd.
7.25%, 2/15/34, Callable 2/15/29 @ 103.63(a) .............................. 2,210 2,266
6.38%, 2/15/36, Callable 2/15/31 @ 103.19(a) .............................. 1,705 1,673
Minerva Luxembourg SA, 4.38%, 3/18/31, Callable 7/12/26 @ 102.19(a) ............... 6,708 5,893
18,845
Sovereign Bond (1.2%):
Indonesia Government International Bond, 5.69%, 5/29/36, Callable 2/29/36 @ 100 ....... 6,715 6,858
Kuwait International Government Bond, 4.65%, 10/9/35(a) ......................... 16,778 16,376

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Mexico Government International Bond
5.63%, 2/9/34, Callable 12/9/33 @ 100 ................................... $ 4,405 $ 4,335
6.88%, 5/13/37, Callable 2/13/37 @ 100 .................................. 7,095 7,434
6.25%, 8/27/37, Callable 5/27/37 @ 100 .................................. 4,300 4,301
Peruvian Government International Bond, 5.50%, 3/30/36, Callable 12/30/35 @ 100 ....... 12,945 13,070
Saudi Government International Bond, 4.13%, 1/12/29(a) .......................... 13,960 13,734
66,108
Utilities (0.6%):
Electricite de France SA, 6.13%, 4/22/56, Callable 10/22/55 @ 100(a) ................. 15,340 15,133
Enel Finance International NV, 5.00%, 9/30/35, Callable 6/30/35 @ 100(a) .............. 13,000 12,627
Hydro One, Inc., 4.75%, 5/30/31, Callable 4/30/31 @ 100 .......................... 2,815 2,820
30,580
Total Yankee Dollars (Cost $762,842)
a
a
a
760,446
U.S. Government Agency Mortgages (26.7%)
Single Family Pass-throughs (26.7%):
Federal Home Loan Mortgage Corporation
3.00%, 10/1/29 - 10/1/53 ............................................. 72,453 63,560
6.50%, 11/1/30 - 7/1/56 .............................................. 43,664 45,830
7.00%, 11/1/30 - 7/1/56 .............................................. 17,030 18,145
6.00%, 1/1/33 - 6/1/56 ............................................... 47,703 49,236
5.50%, 11/1/34 - 6/1/56 .............................................. 78,840 79,689
5.00%, 5/1/40 - 3/1/55 ............................................... 12,005 11,907
2.00%, 2/1/42 - 5/1/52 ............................................... 5,458 4,462
1.50%, 3/1/42 ..................................................... 34,230 28,522
4.00%, 10/1/42 - 4/1/56 .............................................. 37,851 35,489
3.50%, 7/1/45 - 12/1/55 .............................................. 74,182 67,601
4.50%, 3/1/47 ..................................................... 27 27
2.50%, 1/1/51 - 5/1/52 ............................................... 35,429 30,042
434,510
Federal National Mortgage Association
5.90%, 4/1/28 ..................................................... 6 6
3.50%, 6/1/28 - 7/1/55 ............................................... 50,238 45,826
6.50%, 7/1/29 - 7/1/56 ............................................... 29,340 30,680
6.00%, 9/1/29 - 7/1/56 ............................................... 55,281 57,083
2.50%, 7/1/30 - 4/1/52 ............................................... 149,684 128,185
3.00%, 10/1/30 - 2/1/57 .............................................. 31,010 27,542
7.00%, 12/1/30 - 7/1/56 .............................................. 5,042 5,350
5.50%, 6/1/33 - 7/1/56 ............................................... 52,416 52,975
5.00%, 7/1/34 - 5/1/56 ............................................... 16,170 16,097
4.00%, 11/1/34 - 3/1/56 .............................................. 30,316 28,581
4.50%, 10/1/35 - 2/1/47 .............................................. 5,483 5,420
2.00%, 12/1/41 - 8/25/56 ............................................. 46,003 38,307
436,052
Federal National Mortgage Association, TBA
5.50%, 1/25/30 - 9/29/32 ............................................. 73,200 74,195
5.00%, 8/16/30 - 1/9/34 .............................................. 137,300 135,615
4.50%, 1/30/35 .................................................... 71,000 67,958
3.50%, 2/28/35 .................................................... 31,900 28,918
4.00%, 4/24/35 .................................................... 3,800 3,549
3.00%, 6/9/35 ..................................................... 6,200 5,402
315,637
Government National Mortgage Association
7.50%, 3/15/27 - 2/15/31 ............................................. 22 23
7.00%, 6/15/27 - 5/15/32 ............................................. 153 158
5.90%, 1/20/28 - 7/20/28 ............................................. 12 12
6.00%, 4/15/28 - 4/20/55 ............................................. 21,580 22,065
6.50%, 4/15/28 - 7/15/35 ............................................. 415 423
7.75%, 2/15/30 .................................................... 1 1
5.00%, 2/20/32 - 12/20/51 ............................................. 4,328 4,355
5.50%, 6/15/33 - 9/20/52 ............................................. 850 862
4.50%, 7/15/33 - 6/20/55 ............................................. 18,836 18,255

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$1,773,408 (thousands) and amounted to 33.6% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
Security Description
Principal Amount
(000)
a
Value
(000)
4.00%, 5/15/39 - 4/20/48 ............................................. $ 9,444 $ 8,979
3.50%, 6/20/39 - 8/20/52 ............................................. 11,347 10,435
2.00%, 3/20/52 .................................................... 8,520 6,989
2.50%, 5/20/52 .................................................... 11,768 10,062
3.00%, 6/20/52 .................................................... 9,097 8,083
90,702
Government National Mortgage Association, TBA
6.50%, 5/18/29 .................................................... 24,000 24,863
5.50%, 8/15/32 .................................................... 28,000 28,138
5.00%, 9/15/32 .................................................... 23,000 22,673
3.00%, 7/5/34 ..................................................... 14,000 12,423
2.50%, 9/28/34 .................................................... 22,000 18,781
4.50%, 10/8/34 .................................................... 2,000 1,921
2.00%, 12/20/34 .................................................... 20,000 16,378
4.00%, 12/21/34 .................................................... 2,000 1,859
3.50%, 7/1/35 ..................................................... 5,000 4,490
131,526
Total U.S. Government Agency Mortgages (Cost $1,424,012)
a
a
a
1,408,427
U.S. Treasury Obligations (14.2%)
U.S. Treasury Bonds
4.38%, 8/15/43 .................................................... 136,313 128,177
4.63%, 11/15/45 .................................................... 66,208 63,591
2.25%, 2/15/52 .................................................... 36,375 21,900
2.88%, 5/15/52 .................................................... 57,701 39,915
3.63%, 2/15/53 .................................................... 73,375 58,677
4.63%, 11/15/55 .................................................... 3,440 3,273
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/35(p) .......................... 50,000 50,706
U.S. Treasury Notes
3.50%, 1/31/28 .................................................... 27,411 27,128
4.25%, 2/28/29 .................................................... 36,260 36,335
3.50%, 9/30/29 .................................................... 44,000 43,106
4.63%, 9/30/30 .................................................... 44,601 45,329
4.00%, 1/31/31 .................................................... 76,000 75,341
4.25%, 2/28/31 .................................................... 11,500 11,519
3.63%, 9/30/31 .................................................... 42,000 40,825
3.88%, 12/31/32 .................................................... 8,815 8,608
4.13%, 2/15/36 .................................................... 104,500 101,953
Total U.S. Treasury Obligations (Cost $791,546)
a
a
a
756,383
Short-Term Investments (5.2%)
a a a a
U.S. Treasury Obligations (3.2%):
U.S. Treasury Bills
3.33%, 7/14/26(p) .................................................. 50,000 49,935
3.49%, 7/28/26(p) .................................................. 120,000 119,675
Total U.S. Treasury Obligations 169,610
Repurchase Agreements (2.0%):
Bank of America Corp., 3.64%, purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $105,301 (collateralized by U.S. Treasury Notes and Bonds, 0.00%-4.63%,
due 6/15/27-2/15/50, with an aggregate value of $107,396) ......................... 105,290 105,290
Total Short-Term Investments (Cost $274,901)
a
a
a
274,900
Total Investments (Cost $5,727,079) — 106.3% 5,619,739
Liabilities in excess of other assets —  (6.3)% (334,038)
NET ASSETS - 100.00% $ 5,285,701
At June 30, 2026, the Fund's investments in foreign securities were 18.5% of net assets.

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(e) Security is interest only.
(f) Amount represents less than 0.05% of net assets.
(g) Zero-coupon bond.
(h) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(i) Rounds to less than $1 thousand.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Non-income producing security.
(l) Issued as participation notes.
(m) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at June 30,
2026 (amounts in thousands):
Security Name Acquisition Date Cost Value
Acorn Re ......................................................... 10/25/2024 $ 500 $ 506
Alamo Re ........................................................ 5/15/2026 500 499
Alamo Re ........................................................ 5/15/2026 500 499
Alturas Re, 2021-3 .................................................. 8/16/2021 15 6
Alturas Re, 2022-2 .................................................. 1/18/2022 — 42
Aquila Re I ....................................................... 4/26/2024 1,250 1,268
Aquila Re I ....................................................... 5/15/2026 500 499
Aquila Re I ....................................................... 5/15/2026 500 499
Atlas Capital DAC, 2024 ............................................. 5/24/2024 750 797
Bantry Re ........................................................ 7/23/2025 3,732 5,233
Bantry Re ........................................................ 1/26/2026 5,461 6,101
Berwick Re ....................................................... 2/4/2026 2,517 2,789
Blue Ridge Re ..................................................... 11/14/2023 1,750 1,761
Blue Ridge Re ..................................................... 11/26/2025 250 250
Blue Ridge Re ..................................................... 11/26/2025 250 250
Blue Ridge Re ..................................................... 11/14/2023 1,000 1,007
Bonanza Re ....................................................... 12/16/2024 250 251
Bonanza Re ....................................................... 12/16/2024 1,250 1,246
Bridge Street Re .................................................... 12/22/2025 1,000 1,000
Cape Lookout Re, Series A ............................................ 2/27/2025 2,250 2,347
Carnoustie Re ..................................................... 1/30/2026 1,800 1,975
Cat Re, 2001 ...................................................... 11/14/2023 750 755
Chartwell Re ...................................................... 5/2/2025 500 514
Chartwell Re ...................................................... 5/2/2025 750 772
Cheltenham Re 2026 ................................................ 6/30/2026 1,017 1,029
Citrus Re ......................................................... 3/13/2026 500 506
Commonwealth Re .................................................. 5/30/2025 1,000 1,013
Commonwealth Re .................................................. 5/30/2025 2,513 2,500
Easton Re ........................................................ 5/16/2024 249 251
Eden Re II ........................................................ 12/27/2024 — 365
Eden Re II, Series B ................................................. 1/17/2023 — 143
Eden Re II, Series B ................................................. 1/17/2023 — 128
FloodSmart Re ..................................................... 2/29/2024 1,500 1,548
Foundation Re IV ................................................... 12/4/2025 1,000 999
Four Lakes Re ..................................................... 12/11/2024 250 250
Four Lakes Re ..................................................... 12/11/2025 500 499
Four Lakes Re ..................................................... 12/11/2024 762 762
Four Lakes Re ..................................................... 12/8/2023 750 752
Four Lakes Re ..................................................... 12/11/2025 1,000 992
Fuchsia London Bridge 2 PCC, 2024-1 ................................... 12/18/2024 1,000 1,014
Galileo Re ........................................................ 12/4/2023 1,250 1,285
Galileo Re ........................................................ 12/8/2025 500 500
Gamboge Re ...................................................... 5/9/2024 114 964
Gateway Re ....................................................... 3/11/2024 250 252
Gleneagles Re, 2022 ................................................. 1/18/2022 482 —
Gullane Re ....................................................... 1/22/2026 3,123 3,725
Herbie Re ........................................................ 12/17/2024 500 504
Herbie Re ........................................................ 1/16/2026 500 500
High Point Re ..................................................... 12/1/2023 3,500 3,515

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Name Acquisition Date Cost Value
Hypatia Re ....................................................... 4/30/2026 $ 500 $ 498
Integrity Re ....................................................... 5/9/2022 415 234
Integrity Re III, Series A-2 ............................................ 2/21/2025 750 775
Integrity Re III, Series B-2 ............................................ 2/21/2025 750 770
International Bank for Reconstruction & Development ........................ 5/1/2024 250 266
International Bank for Reconstruction & Development, Series C ................. 4/3/2024 250 256
Kendall Re ....................................................... 4/22/2024 1,000 1,019
Kilimanjaro II Re ................................................... 6/23/2025 500 509
Kilimanjaro II Re ................................................... 6/23/2025 750 758
Kilimanjaro II Re ................................................... 6/23/2025 750 759
Kilimanjaro II Re ................................................... 6/23/2025 500 508
Locke Tavern Re ................................................... 3/5/2026 500 497
Long Point Re IV ................................................... 5/19/2026 500 499
Macclesfield Re .................................................... 2/24/2026 1,250 1,254
Mangrove Re 2026 A ................................................ 6/18/2026 706 708
Mangrove Re 2026 B ................................................ 6/18/2026 713 715
Marlon .......................................................... 5/24/2024 250 258
Matterhorn Re ..................................................... 2/4/2026 350 346
Matterhorn Re ..................................................... 5/8/2026 475 468
Matterhorn Re ..................................................... 5/8/2026 1,250 1,246
Mayflower Re ..................................................... 11/24/2025 3,804 3,750
Mayflower Re ..................................................... 2/18/2026 3,594 3,545
Mayflower Re ..................................................... 6/21/2024 1,000 1,017
Mayflower Re ..................................................... 5/22/2025 1,000 1,016
Merion Re ........................................................ 1/30/2026 662 712
Merion Re, 2025-1 .................................................. 1/16/2025 — 12
Merna Re ........................................................ 5/13/2026 1,000 1,042
Merna Re ........................................................ 5/13/2026 250 259
Merna Re Companywide ............................................. 5/14/2025 1,000 1,028
Merna Re Enterprise, Series A .......................................... 5/14/2025 500 515
Merna Re II ....................................................... 2/12/2026 13,638 13,310
Merna Re II ....................................................... 5/8/2024 2,000 2,040
Merna Re II ....................................................... 5/8/2024 1,000 1,030
Merna Re II ....................................................... 5/8/2024 1,000 1,025
Montoya Re ....................................................... 12/12/2025 500 504
Mystic Re IV ...................................................... 12/12/2023 1,249 1,255
Old Head Re ...................................................... 12/22/2025 405 449
Palm Re ......................................................... 4/1/2025 750 765
Pangaea Re ....................................................... 3/23/2026 1,776 1,933
Phoenix 3 RE Pte Ltd. ............................................... 12/21/2020 895 1,559
Pi0047 Re ........................................................ 2/4/2026 11,350 12,625
Pi0051 Cheltenham Re ............................................... 6/13/2025 — —
Pine Valley Re ..................................................... 2/24/2026 885 939
Portsalon Re ...................................................... 7/15/2022 303 357
Residential Re ..................................................... 11/7/2023 1,000 1,037
Residential Re ..................................................... 11/7/2023 2,500 2,568
Residential Re ..................................................... 11/4/2024 1,250 1,270
Residential Re ..................................................... 11/4/2024 1,250 1,279
Residential Re ..................................................... 11/22/2022 1,750 1,740
Sanders Re II ...................................................... 3/13/2025 750 789
Sanders Re II ...................................................... 3/13/2025 750 764
Sanders Re II ...................................................... 12/10/2024 3,000 3,047
Sanders Re II ...................................................... 12/10/2024 3,000 3,028
Sanders Re II ...................................................... 3/13/2025 750 783
Sanders Re II ...................................................... 3/13/2025 750 761
Sanders Re III ..................................................... 2/24/2026 600 605
Sanders Re III ..................................................... 2/24/2026 400 402
Sanders Re III ..................................................... 11/30/2022 1,000 1,017
Sanders Re III ..................................................... 1/16/2024 1,000 1,039
Sanders Re IV ..................................................... 2/24/2026 600 602
Sanders Re IV ..................................................... 2/24/2026 400 401
Sector Re V ....................................................... 12/31/2024 — 265
Sector Re V ....................................................... 12/31/2025 6,000 6,739
Silk Road Re ...................................................... 12/23/2024 250 252

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(n) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(o) Issued as preference shares.
(p) Rate represents the effective yield at June 30, 2026.
Security Name Acquisition Date Cost Value
Skyline Re II, 2025-1 ................................................ 12/23/2025 $ 500 $ 503
Thopas Re ........................................................ 1/30/2026 4,650 4,992
Thopas Re, 2020 ................................................... 12/30/2019 — 31
Thopas Re, 2021 ................................................... 12/30/2020 — 108
Thopas Re, 2022 ................................................... 2/15/2022 — 25
Thopas Re, 2023 ................................................... 2/15/2023 — —
Thopas Re, 2024 ................................................... 2/2/2024 — 24
Thopas Re, 2025 ................................................... 1/10/2025 — 217
Torrey Pines Re .................................................... 4/30/2026 500 503
Ursa Re II ........................................................ 11/18/2025 650 657
Veraison Re ....................................................... 1/30/2026 500 500
Veraison Re ....................................................... 1/30/2026 500 505
Viribus Re, 2018 ................................................... 12/22/2017 — —
Viribus Re, 2019 ................................................... 12/27/2018 — —
Viribus Re, 2023 ................................................... 2/2/2023 — —
Vitality Re XIV .................................................... 1/25/2023 750 758
Vitality Re XIV .................................................... 1/25/2023 5,991 6,044
Vitality Re XVII ................................................... 1/22/2026 3,500 3,495
Walton Heath Re ................................................... 7/13/2022 — 144
Windrose Re ...................................................... 1/30/2026 1,000 996
Windrose Re ...................................................... 1/29/2026 2,500 2,496
Total (3.2% of net assets) $159,296 $168,278
ABS
—
Asset-Backed Securities
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
GSMMUSTF
—
Goldman Sachs Money Market U.S. Treasury Fund Index
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
HSMMUSTF
—
HSBC U.S. Treasury Money Market Fund Index
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of June 30, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.

Victory Portfolios IV
Victory Pioneer Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
STACR
—
Structured Agency Credit Risk
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (3.40%)
Collateralized Mortgage Obligations —  (3.40%)
Federal National Mortgage Association, TBA
2.50% , 8/25/56 .................................................... $ (25,200) $ (21,046)
6.00% , 5/4/31 .................................................... (76,350) (78,049)
6.50% , 2/26/30 .................................................... (72,850) (75,277)
7.00% , 3/4/30 .................................................... (3,900) (4,116)
Total TBA Sales Commitments (Proceeds  $178,276) $(178,488)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures .......... 1,474 9/21/26 $ 161,350 $ 161,979 $ 629
2-Year U.S. Treasury Note Futures ........... 1,874 9/30/26 386,678 386,293 (385)
5-Year U.S. Treasury Note Futures ........... 3,126 9/30/26 334,294 334,629 335
Ultra Long Term U.S. Treasury Bond Futures ... 1,725 9/21/26 194,512 200,370 5,858
$ 6,437
Total unrealized appreciation $ 6,822
Total unrealized depreciation (385)
Total net unrealized appreciation (depreciation) $ 6,437
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 46 ........................... 5.00% 6/20/31 Quarterly $ 205,039 $ (16,793) $ (15,018) $ (1,775)
$ (16,793) $ (15,018) $ (1,775)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Statement of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Bond Fund
Assets:
Investments, at value (Cost $5,621,789) $ 5,514,449
Repurchase agreements, at value (Cost $105,290) 105,290
Cash 109,569
Futures contracts collateral 1,741
Swap agreements collateral 8,424
Due from broker 15,866
Receivables:
Dividends and interest 45,103
Capital shares issued 11,753
Investments sold 735,397
Variation margin on open swap agreements 409
Prepaid expenses 121
Total Assets 6,548,122
Liabilities:
Payables:
Distributions 1,866
Investments purchased 1,037,075
Capital shares redeemed 37,798
Variation margin on open futures contracts 2,537
TBA sales commitments, at value (Proceeds $178,276) 178,488
Collateral due to broker for TBA sales commitments 1,925
Accrued expenses and other payables:
Investment advisory fees 1,223
Administration fees 190
Custodian fees 22
Transfer agent fees 89
Sub-Transfer agent fees 862
Trustees' fees 2
12b-1 fees 90
Other accrued expenses 254
Total Liabilities 1,262,421
Commitments and contingencies (Note 5 )
Net Assets:
Capital 5,997,846
Total accumulated earnings (loss) (712,145)
Net Assets $ 5,285,701
Net Assets:
Class A $ 475,456
Class C 16,327
Class R 170,962
Class R6 2,013,110
Class Y 2,609,846
Total $ 5,285,701
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 56,368
Class C 1,959
Class R 20,075
Class R6 238,929
Class Y 312,581
Total 629,912
Net asset value, offering and redemption price per share:(a)
Class A $ 8.43
Class C(b) 8.33
Class R 8.52
Class R6 8.43
Class Y 8.35
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8.63
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended June 30, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Bond Fund
Investment Income:
Dividends $ 12,882
Interest 253,500
Foreign tax withholding (31)
Total Income 266,351
Expenses:
Investment advisory fees 14,657
Administration fees 2,243
Sub-Administration fees 11
12b-1 fees — Class A 1,181
12b-1 fees — Class C 165
12b-1 fees — Class R 842
Custodian fees 57
Transfer agent fees — Class A 72
Transfer agent fees — Class C 4
Transfer agent fees — Class R 3
Transfer agent fees — Class R6 67
Transfer agent fees — Class Y 87
Sub-Transfer agent fees — Class A 831
Sub-Transfer agent fees — Class C 8
Sub-Transfer agent fees — Class R 427
Sub-Transfer agent fees — Class Y 2,909
Trustees' fees 199
Legal and audit fees 242
State registration and filing fees 124
Other expenses 237
Recoupment of prior expenses waived/reimbursed by Adviser 62
Total Expenses 24,428
Less fees paid indirectly (28)
Net Expenses 24,400
Net Investment Income (Loss) 241,951
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 6,845
Net realized gains (losses) from TBA sales commitments (1,778)
Net realized gains (losses) from futures contracts (5,239)
Net realized gains (losses) from swap agreements (6,576)
Net change in unrealized appreciation/depreciation on investment securities 1,961
Net change in unrealized appreciation/depreciation on TBA sales commitments 1,330
Net change in unrealized appreciation/depreciation on futures contracts (8,469)
Net change in unrealized appreciation/depreciation on swap agreements 1,173
Net realized/unrealized gains (losses) on investments (10,753)
Change in net assets resulting from operations $ 231,198

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Bond Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 241,951 $ 243,639
Net realized gains (losses) (6,748) 8,059
Net change in unrealized appreciation/depreciation (4,005) 111,914
Change in net assets resulting from operations 231,198 363,612
Distributions to Shareholders:
Class A (19,353) (22,850)
Class C (568) (717)
Class R (6,394) (7,314)
Class R6 (86,360) (85,949)
Class Y (114,754) (132,815)
Change in net assets resulting from distributions to shareholders (227,429) (249,645)
Change in net assets resulting from capital transactions 340,010 272,474
Change in net assets 343,779 386,441
Net Assets:
Beginning of period 4,941,922 4,555,481
End of period $ 5,285,701 $ 4,941,922
* Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period.
The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Bond Fund
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 119,715 $ 106,047
Distributions reinvested 15,893 18,886
Cost of shares redeemed (128,335) (141,382)
Total Class A $ 7,273 $ (16,449)
Class C
Proceeds from shares issued $ 3,398 $ 5,234
Distributions reinvested 553 698
Cost of shares redeemed (3,766) (6,024)
Total Class C $ 185 $ (92)
Class R
Proceeds from shares issued $ 18,074 $ 22,056
Distributions reinvested 6,383 7,314
Cost of shares redeemed (19,093) (25,945)
Total Class R $ 5,364 $ 3,425
Class R6
Proceeds from shares issued $ 667,440 $ 526,596
Distributions reinvested 76,837 74,934
Cost of shares redeemed (444,488) (427,689)
Total Class R6 $ 299,789 $ 173,841
Class Y
Proceeds from shares issued $ 739,673 $ 879,753
Distributions reinvested 106,495 123,544
Cost of shares redeemed (818,769) (891,548)
Total Class Y $ 27,399 $ 111,749
Change in net assets resulting from capital transactions $ 340,010 $ 272,474
Share Transactions:
Class A
Issued 14,052 12,653
Reinvested 1,869 2,259
Redeemed (15,094) (16,924)
Total Class A 827 (2,012)
Class C
Issued 404 629
Reinvested 66 85
Redeemed (449) (733)
Total Class C 21 (19)
Class R
Issued 2,106 2,611
Reinvested 743 869
Redeemed (2,221) (3,082)
Total Class R 628 398
Class R6
Issued 78,641 62,997
Reinvested 9,041 8,974
Redeemed (52,374) (51,247)
Total Class R6 35,308 20,724
Class Y
Issued 87,861 106,078
Reinvested 12,656 14,932
Redeemed (97,234) (107,844)
Total Class Y 3,283 13,166
Change in Shares 40,067 32,257
* Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period.
The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the
Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period

See notes to financial statements.
Victory Pioneer Bond Fund
Class A*
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.43 $8.22 $8.22 $8.60 $10.14
Investment Activities:
Net investment income (loss)(a) 0.37 0.39 0.37 0.31 0.19
Net realized and unrealized gains (losses) (0.02) 0.22 (0.07) (0.46) (1.22)
Total from Investment Activities 0.35 0.61 0.30 (0.15) (1.03)
Distributions to Shareholders from:
Net investment income (0.35) (0.40) (0.30) (0.23) (0.16)
Net realized gains — — — — (0.35)
Total Distributions (0.35) (0.40) (0.30) (0.23) (0.51)
Net Asset Value, End of Period $8.43 $8.43 $8.22 $8.22 $8.60
Total Return(b) 4.17% 7.61% 3.81%(c) (1.70)% (10.66)%
Ratios to Average Net Assets:
Net Expenses(d) 0.79%(e) 0.78% 0.81% 0.83% 0.79%
Net Investment Income (Loss) 4.36% 4.71% 4.59% 3.76% 2.02%
Gross Expenses(d) 0.79%(e) 0.79% 0.81% 0.83% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $475,456 $467,974 $472,854 $544,279 $625,834
Portfolio Turnover(f) 37% 44% 57% 58% 72%
* Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period.
The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period

See notes to financial statements.
Victory Pioneer Bond Fund
Class C*
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.32 $8.12 $8.12 $8.51 $10.03
Investment Activities:
Net investment income (loss)(a) 0.31 0.34 0.32 0.25 0.13
Net realized and unrealized gains (losses) (0.01) 0.21 (0.07) (0.46) (1.20)
Total from Investment Activities 0.30 0.55 0.25 (0.21) (1.07)
Distributions to Shareholders from:
Net investment income (0.29) (0.35) (0.25) (0.18) (0.10)
Net realized gains — — — — (0.35)
Total Distributions (0.29) (0.35) (0.25) (0.18) (0.45)
Net Asset Value, End of Period $8.33 $8.32 $8.12 $8.12 $8.51
Total Return(b) 3.63% 6.84% 3.13%(c) (2.49)% (11.16)%
Ratios to Average Net Assets:
Net Expenses(d) 1.43%(e) 1.42% 1.46% 1.49% 1.43%
Net Investment Income (Loss) 3.74% 4.07% 3.95% 3.09% 1.36%
Gross Expenses(d) 1.43%(e) 1.43% 1.46% 1.49% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $16,327 $16,133 $15,891 $16,617 $21,371
Portfolio Turnover(f) 37% 44% 57% 58% 72%
* Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period.
The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Bond Fund
Class R*
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.51 $8.29 $8.29 $8.68 $10.23
Investment Activities:
Net investment income (loss)(a) 0.35 0.37 0.35 0.29 0.17
Net realized and unrealized gains (losses) (0.01) 0.23 (0.07) (0.47) (1.23)
Total from Investment Activities 0.34 0.60 0.28 (0.18) (1.06)
Distributions to Shareholders from:
Net investment income (0.33) (0.38) (0.28) (0.21) (0.14)
Net realized gains — — — — (0.35)
Total Distributions (0.33) (0.38) (0.28) (0.21) (0.49)
Net Asset Value, End of Period $8.52 $8.51 $8.29 $8.29 $8.68
Total Return(b) 3.99% 7.38% 3.49%(c) (2.05)% (10.88)%
Ratios to Average Net Assets:
Net Expenses(d) 1.09%(e) 1.08% 1.11% 1.11% 1.07%
Net Investment Income (Loss) 4.03% 4.42% 4.30% 3.50% 1.73%
Gross Expenses(d) 1.09%(e) 1.08% 1.11% 1.11% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $170,962 $165,451 $157,915 $161,550 $172,125
Portfolio Turnover(f) 37% 44% 57% 58% 72%
* Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period.
The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period

See notes to financial statements.
Victory Pioneer Bond Fund
Class R6*
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.42 $8.21 $8.21 $8.60 $10.13
Investment Activities:
Net investment income (loss)(a) 0.41 0.43 0.41 0.35 0.24
Net realized and unrealized gains (losses) (0.02) 0.22 (0.07) (0.47) (1.21)
Total from Investment Activities 0.39 0.65 0.34 (0.12) (0.97)
Distributions to Shareholders from:
Net investment income (0.38) (0.44) (0.34) (0.27) (0.21)
Net realized gains — — — — (0.35)
Total Distributions (0.38) (0.44) (0.34) (0.27) (0.56)
Net Asset Value, End of Period $8.43 $8.42 $8.21 $8.21 $8.60
Total Return(b) 4.75% 8.09% 4.28%(c) (1.34)% (10.12)%
Ratios to Average Net Assets:
Net Expenses(d) 0.35%(e) 0.34% 0.36% 0.36% 0.33%
Net Investment Income (Loss) 4.80% 5.15% 5.05% 4.25% 2.46%
Gross Expenses(d) 0.35%(e) 0.34% 0.36% 0.36% 0.33%
Supplemental Data:
Net Assets at end of period (000's) $2,013,110 $1,713,475 $1,500,985 $1,487,534 $1,540,983
Portfolio Turnover(f) 37% 44% 57% 58% 72%(g)
* Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period.
The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class K shares of the Predecessor Fund received Class
R6 shares of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class K’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Bond Fund
Class Y*
Year
Ended
June 30, 2026
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Net Asset Value, Beginning of Period $8.34 $8.13 $8.13 $8.51 $10.04
Investment Activities:
Net investment income (loss)(a) 0.40 0.42 0.40 0.34 0.22
Net realized and unrealized gains (losses) (0.02) 0.22 (0.07) (0.46) (1.20)
Total from Investment Activities 0.38 0.64 0.33 (0.12) (0.98)
Distributions to Shareholders from:
Net investment income (0.37) (0.43) (0.33) (0.26) (0.20)
Net realized gains — — — — (0.35)
Total Distributions (0.37) (0.43) (0.33) (0.26) (0.55)
Net Asset Value, End of Period $8.35 $8.34 $8.13 $8.13 $8.51
Total Return(b) 4.63% 8.01% 4.17%(c) (1.39)% (10.34)%
Ratios to Average Net Assets:
Net Expenses(d) 0.46%(e) 0.45% 0.47% 0.47% 0.44%
Net Investment Income (Loss) 4.71% 5.04% 4.94% 4.13% 2.36%
Gross Expenses(d) 0.46%(e) 0.45% 0.47% 0.47% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $2,609,846 $2,578,888 $2,407,835 $2,267,796 $2,230,576
Portfolio Turnover(f) 37% 44% 57% 58% 72%(g)
* Pioneer Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective June 6, 2025 (the “Reorganization”), during the annual reporting period.
The Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended June 30, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2026
Victory Portfolios IV

1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on June 6, 2025, is the successor to Pioneer Bond Fund (the “Predecessor Fund”). The Predecessor
Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class A, Class C,
Class R6, Class R, and Class Y shares, respectively, on June 6, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”)
which was approved by the shareholders of the Predecessor Fund on May 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C,
Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor
Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek current income and total return.
Effective June 6, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Bond Fund Bond Fund Class A, Class C, Class R, Class R6,
and Class Y

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Bond Fund
Asset-Backed Securities ......................................... $ — $ 454,099 $ — $ 454,099
Collateralized Loan Obligations ................................... — 67,517 — 67,517
Collateralized Mortgage Obligations ................................ — 375,901 —(a) 375,901
Preferred Stocks ............................................... 23,257 — — 23,257
Senior Secured Loans ........................................... — 2,790 — 2,790
Corporate Bonds .............................................. —(b) 1,325,400 1,223 1,326,623
Insurance-Linked Securities ...................................... — 114,558 53,720 168,278
Yankee Dollars ............................................... — 761,564 — 761,564
U.S. Government Agency Mortgages ................................ — 1,408,427 — 1,408,427
U.S. Treasury Obligations ........................................ — 756,383 — 756,383
Short-Term Investments ......................................... — 274,900 — 274,900
Total ....................................................... $ 23,257 $ 5,541,539 $ 54,943 $ 5,619,739
Liabilities:
TBA Sales Commitments ........................................ $ — $ (178,488) $ — $ (178,488)
Total ....................................................... $ — $ (178,488) $ — $ (178,488)
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 6,822 — — 6,822
Liabilities:
Credit Default Swap Agreement ................................... — (1,775) — (1,775)
Futures Contracts .............................................. (385) — — (385)
Total ....................................................... $ 6,437 $ (1,775) $ — $ 4,662
* Futures Contracts and Swap Agreements are presented at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At June
30, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
(b) Zero market value securities.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. The cash collateral held by the
Fund is reflected on the Statement of Assets and Liabilities under TBA sales commitments collateral.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Unfunded Loan Commitments:
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of June 30, 2026, the Fund had no unfunded loan commitment outstanding.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended June 30, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Fund is the buyer of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Swap Agreements
Collateral.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
*Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported on the Schedules of Portfolio Investments.
Only current day’s variation margin for futures contracts and swap agreements are reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
June 30, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Assets Liabilities
Futures
contracts*
Futures
contracts*
Swap
agreements*
Credit Risk Exposure: – – (1,775,000)
Bond Fund ............................................................. $ – $ – $ 1,775
Interest Rate Risk Exposure: 6,822,000 (385,000) –
Bond Fund ............................................................. 6,822 385 –
Net realized gains
(losses) from
futures contracts
Net realized gains
(losses) from swap
agreements
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Net change
in unrealized
appreciation/
depreciation on
swap agreements
Credit Risk Exposure: – (6,576,000) – 1,173,000
Bond Fund ..................................... $ – $ (6,576) $ – $ 1,173
Interest Rate Risk Exposure: (5,239,000) – (8,469,000) –
Bond Fund ..................................... (5,239) – (8,469) –
Bond Fund
Futures contracts:
Average notional value of contracts — long .................................................................. $ 1,174,346
Average notional value of contracts — short .................................................................. $ (87,744)
Centrally cleared credit default swaps:
Average notional value — buy protection .................................................................... $ 122,891
a

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Mortgage Dollar Rolls:
The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same.
Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund’s Statement of Operations. For the year ended June 30, 2026, there were no mortgage dollar roll transactions.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of June 30.
For the year ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition, TBA Securities and all derivative contracts)
for the year ended June 30, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Bond Fund .................................................... $ 1,413,002 $ 1,209,197 $ 775,969 $ 469,593
Bond Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Adviser Fee Tier Rates
Over $500 million - Over $1 billion - Over $2 billion -
Up to $500 million $1 billion $2 billion $10 billion Over $10 billion
Bond Fund . . . . . . . . . . . . 0.40%, plus 0.35%, plus 0.30%, plus 0.25%, plus 0.225%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended June 30, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended June 30, 2026, are reflected on the Statement of
Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A, Class C and Class R, at an annual rate of up to 0.25%, 1.00%, and 0.50%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended June 30, 2026, are reflected on the Statement of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended June 30, 2026, the
Distributor received $4 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the year ended June 30, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
In effect until June 6, 2028
Class A Class C Class R Class R6 Class Y
Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.81% 1.46% 1.11% 0.36% 0.47%
Amount
Bond Fund ......................................................................................... $ 62

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

Additionally, as of June 30, 2026, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Interest Rate Risk — The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR Adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR Adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended June 30, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended June 30, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2026, reclassification adjustments on the Statement of Assets and Liabilities are a result of permanent book-to-tax differences were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the mark to market on futures contracts and credit default swaps, the tax deferral of losses on wash sales and straddles, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the book/tax differences in the adjustments relating to insurance-linked securities, perpetual bonds, defaulted securities and premium and amortization.
As of June 30, 2026, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Total
Accumulated
Earnings
(Loss) Capital
Bond Fund ............................................................................... $ 2,967 $ (2,967)
Year Ended June 30, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Bond Fund ............................................................................ $ 227,429 $ 227,429
Year Ended June 30, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Bond Fund ............................................................................ $ 249,645 $ 249,645
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Bond Fund ........... $ 5,163 $ (1,866) $ 3,297 $ (509) $ (597,849) $ (117,084) $ (712,145)
Short-Term
Amount
Long-Term
Amount Total
Bond Fund .......................................................... $ (238,049) $ (359,800) $ (597,849)

Notes to Financial Statements — continued
June 30, 2026
Victory Portfolios IV

As of June 30, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Bond Fund ........................................ $ 5,736,611 $ 43,010 $ (159,882) $ (116,872)

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Bond Fund (the "Fund")(one of the funds constituting
Victory Portfolios IV), including the schedule of portfolio investments, as of June 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended June 30, 2023 and 2022, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated August 28, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 21, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
June 30, 2026
Victory Portfolios IV

Additional Federal Income Tax Information
For the fiscal year ended June 30, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of less than 1%.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19398-0826

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Code of Ethics

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios IV

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       September 3, 2026

By (Signature and Title)     /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       September 3, 2026